UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 28.22%

AGRICULTURAL & FARM MACHINERY — 0.28%
AGCO Corp.	1,742	$95,827
Deere & Co.	7,270	687,524

		783,351
AGRICULTURAL PRODUCTS — 0.32%
Archer-Daniels-Midland Co.	13,092	620,822
Bunge Ltd.[a]	3,025	241,546
Fresh Del Monte Produce Inc.a	707	27,941

		890,309
ALUMINUM — 1.03%
Alcoa Inc.	244,113	2,409,395
Aluminum Corp. of China Ltd.[a,b]	31,470	271,272
Constellium NVb	17,809	197,680

		2,878,347
COAL & CONSUMABLE FUELS — 0.04%
Cameco Corp.	4,758	65,328
CONSOL Energy Inc.	2,750	45,430
Yanzhou Coal Mining Co. Ltd.	2,354	13,394

		124,152
CONSTRUCTION MACHINERY & HEAVY TRUCKS — 0.07%
CNH Industrial NV	20,406	183,042

		183,042
DIVERSIFIED METALS & MINING — 12.41%
BHP Billiton Ltd. ADR	323,162	12,399,726
BHP Billiton PLC	212,686	7,816,211
Freeport-McMoRan Inc.	209,463	2,461,190
HudBay Minerals Inc.	47,288	304,535
Nevsun Resources Ltd.	40,167	128,534
Rio Tinto PLC ADR	249,747	9,645,229
Teck Resources Ltd. Class B	94,003	689,982
Turquoise Hill Resources Ltd.[b]	198,659	673,454
Vedanta Ltd. ADR	59,758	481,052

		34,599,913
FERTILIZERS & AGRICULTURAL CHEMICALS — 1.30%
Agrium Inc.	3,393	346,968
CF Industries Holdings Inc.	5,576	330,099
Israel Chemicals Ltd.[a,b]	1,506	10,316
Monsanto Co.	11,292	1,150,542
Mosaic Co. (The)	7,353	315,738
Potash Corp. of Saskatchewan Inc.	19,803	538,246
Sociedad Quimica y Minera de Chile SA ADR	2,195	29,654
Syngenta AG ADR	11,043	909,391

		3,630,954

Security	Shares	Value

FOREST PRODUCTS — 0.02%
Deltic Timber Corp.	770	$49,973

		49,973
GOLD — 1.41%
Agnico Eagle Mines Ltd.	13,348	295,391
Alamos Gold Inc. Class Ab	15,806	51,369
AngloGold Ashanti Ltd.[b]	24,822	151,911
AuRico Metals Inc.[b]	3,302	1,380
B2Gold Corp.[a,b]	56,889	60,871
Barrick Gold Corp.	72,021	508,468
Cia. de Minas Buenaventura SA ADR	11,461	81,602
Eldorado Gold Corp.	44,240	152,186
Franco-Nevada Corp.	9,671	392,062
Gold Fields Ltd.	43,847	121,018
Goldcorp Inc.	51,282	681,025
Harmony Gold Mining Co. Ltd.[b]	22,491	22,444
IAMGOLD Corp.[b]	24,471	37,196
Kinross Gold Corp.[b]	70,764	128,790
New Gold Inc.[b]	31,429	69,144
Newmont Mining Corp.	32,703	561,511
NovaGold Resources Inc.[b]	14,570	44,438
Pretium Resources Inc.[a,b]	5,980	29,780
Primero Mining Corp.[b]	10,129	26,133
Randgold Resources Ltd. ADR	5,673	342,479
Sibanye Gold Ltd.	11,042	59,075
Yamana Gold Inc.	58,130	113,935

		3,932,208
INTEGRATED OIL & GAS — 5.03%
BP PLC ADR	36,414	1,346,226
Cenovus Energy Inc.	9,931	144,794
Chevron Corp.	22,567	1,996,728
China Petroleum & Chemical Corp.	3,058	229,992
Ecopetrol SA ADR	2,957	33,385
Eni SpA	16,152	565,320
Exxon Mobil Corp.	50,175	3,974,362
Imperial Oil Ltd.	3,048	112,837
InterOil Corp.[b]	453	19,379
Occidental Petroleum Corp.	9,224	647,525
Petrobras Argentina SA ADR	827	5,491
PetroChina Co. Ltd.	2,530	248,927
Petroleo Brasileiro SA ADR[b]	17,843	121,332
Royal Dutch Shell PLC Class A ADR	23,585	1,355,666
Royal Dutch Shell PLC Class B ADR	14,719	855,910
Sasol Ltd.	6,085	209,811
Statoil ASA	12,615	213,320
Suncor Energy Inc.	17,371	489,167
Total SA ADR	28,391	1,399,392
YPF SA ADR	2,311	52,991

		14,022,555
MARINE PORTS & SERVICES — 0.00%
Aegean Marine Petroleum Network Inc.	367	4,011

		4,011
OIL & GAS DRILLING — 0.12%
Diamond Offshore Drilling Inc.	794	17,428

1

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

July 31, 2015

Security	Shares	Value

Ensco PLC Class A	2,754	$45,661
Helmerich & Payne Inc.	1,251	72,233
Nabors Industries Ltd.	3,386	39,311
Noble Corp. PLC	2,810	33,580
Ocean Rig UDW Inc.	935	3,590
Pacific Drilling SAb	744	1,667
Precision Drilling Corp.	3,453	17,576
Rowan Companies PLC Class A	1,449	24,966
Seadrill Ltd.[a]	4,296	38,277
Transocean Ltd.[a]	3,968	52,616

		346,905
OIL & GAS EQUIPMENT & SERVICES — 0.88%
Amec Foster Wheeler PLC ADR	4,149	52,734
Baker Hughes Inc.	4,575	266,036
C&J Energy Services Ltd.[a,b]	471	4,545
Cameron International Corp.[b]	2,014	101,626
CGG[b]	1,854	9,196
Core Laboratories NV	456	49,991
FMC Technologies Inc.[b]	2,421	79,312
Frank’s International NV	357	5,780
Halliburton Co.	8,956	374,271
McDermott International Inc.[b]	2,500	11,000
National Oilwell Varco Inc.	4,083	172,017
Oceaneering International Inc.	1,039	41,581
Schlumberger Ltd.	13,377	1,107,883
Superior Energy Services Inc.	1,597	27,149
Tenaris SA ADR	2,485	62,498
Weatherford International PLC[b]	8,201	87,587

		2,453,206
OIL & GAS EXPLORATION & PRODUCTION — 1.71%
Advantage Oil & Gas Ltd.[b]	1,968	10,745
Anadarko Petroleum Corp.	6,085	452,420
Antero Resources Corp.[a,b]	696	19,147
Apache Corp.	4,505	206,599
Baytex Energy Corp.	2,457	20,958
Bellatrix Exploration Ltd.[a,b]	2,218	4,325
Cabot Oil & Gas Corp.	4,942	129,283
Canadian Natural Resources Ltd.	13,073	318,720
Chesapeake Energy Corp.[a]	6,230	53,952
Cimarex Energy Co.	1,119	116,510
CNOOC Ltd.	1,920	235,488
Cobalt International Energy Inc.[b]	3,566	27,494
Concho Resources Inc.[b]	1,434	152,807
ConocoPhillips	14,744	742,213
Continental Resources Inc./OKb	1,026	34,279
Crescent Point Energy Corp.	5,681	86,238
Devon Energy Corp.	4,618	228,221
Encana Corp.	10,047	76,257
Energen Corp.	942	51,998
Enerplus Corp.	2,510	15,637
EOG Resources Inc.	6,575	507,524
EQT Corp.	1,821	139,944
Hess Corp.	2,918	172,191
Kosmos Energy Ltd.[a,b]	1,254	9,029
Marathon Oil Corp.	8,065	169,446
Murphy Oil Corp.	2,009	65,875
Noble Energy Inc.	4,625	162,939
Pengrowth Energy Corp.	6,687	10,699
Penn West Petroleum Ltd.	5,803	7,834
Pioneer Natural Resources Co.	1,783	226,031

Security	Shares	Value

QEP Resources Inc.	1,941	$26,941
Range Resources Corp.	1,990	78,287
Southwestern Energy Co.[b]	4,624	86,006
Ultra Petroleum Corp.[a,b]	1,873	14,572
Vermilion Energy Inc.	1,305	43,965
Whiting Petroleum Corp.[b]	2,438	49,955

		4,754,529
OIL & GAS REFINING & MARKETING — 0.44%
Cosan Ltd.	1,598	7,511
HollyFrontier Corp.	1,866	90,053
Marathon Petroleum Corp.	5,174	282,863
Phillips 66	5,181	411,889
Tesoro Corp.	1,199	116,711
Valero Energy Corp.	4,844	317,766

		1,226,793
OIL & GAS STORAGE & TRANSPORTATION — 0.93%
Cheniere Energy Inc.[b]	2,428	167,459
DHT Holdings Inc.	1,072	8,522
Dorian LPG Ltd.[b]	319	5,018
Enbridge Inc.	9,445	411,424
Euronav SAb	203	3,082
GasLog Ltd.[a]	427	6,627
Golar LNG Ltd.	915	39,409
Kinder Morgan Inc./DE	19,150	663,356
Navigator Holdings Ltd.[b]	240	4,106
Navios Maritime Acquisition Corp.	833	3,299
Nordic American Tankers Ltd.	1,043	15,666
ONEOK Inc.	2,302	86,993
Pembina Pipeline Corp.	3,753	109,175
Scorpio Tankers Inc.	1,894	20,342
Ship Finance International Ltd.	622	10,406
Spectra Energy Corp.	7,402	223,984
Teekay Corp.	512	18,335
Teekay Tankers Ltd. Class A	946	6,783
TransCanada Corp.	7,816	304,121
Tsakos Energy Navigation Ltd.	800	7,296
Ultrapar Participacoes SA ADR	4,785	98,092
Williams Companies Inc. (The)	7,432	390,031

		2,603,526
PAPER PACKAGING — 0.69%
Packaging Corp. of America	6,882	487,177
Sonoco Products Co.	6,991	288,588
WestRock Co.[b]	18,084	1,140,377

		1,916,142
PAPER PRODUCTS — 0.65%
Fibria Celulose SA ADR	15,355	204,528
International Paper Co.	29,333	1,404,171
KapStone Paper and Packaging Corp.	5,869	137,335
Resolute Forest Products Inc.[b]	6,576	64,971

		1,811,005
PRECIOUS METALS & MINERALS — 0.05%
Dominion Diamond Corp.[b]	4,696	58,465

2

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

July 31, 2015

Security	Principal or Shares	Value

Tahoe Resources Inc.	8,888	$72,260

		130,725
SILVER — 0.14%
First Majestic Silver Corp.[b]	6,895	21,167
Fortuna Silver Mines Inc.[b]	7,433	20,664
Pan American Silver Corp.	8,533	53,246
Silver Wheaton Corp.	22,798	298,198

		393,275
SPECIALIZED REITS — 0.70%
CatchMark Timber Trust Inc. Class A	2,018	21,552
Plum Creek Timber Co. Inc.	12,198	500,118
Potlatch Corp.	2,818	98,658
Rayonier Inc.	8,800	216,480
Weyerhaeuser Co.	35,920	1,102,385

		1,939,193

TOTAL COMMON STOCKS (Cost: $98,587,700)		78,674,114

PREFERRED STOCKS — 0.05%

BRAZIL — 0.05%
Petroleo Brasileiro SA ADR[b]	24,511	150,743

		150,743

TOTAL PREFERRED STOCKS (Cost: $219,885)		150,743

SHORT-TERM INVESTMENTS — 50.26%

MONEY MARKET FUNDS — 3.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	597,639	597,639
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	33,018	33,018
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	8,079,099	8,079,099

		8,709,756
U.S. GOVERNMENT OBLIGATIONS — 47.13%
U.S. Treasury Bill
0.01%, 08/06/15	$6,000,000	5,999,982
0.01%, 08/27/15	38,000,000	37,998,936
0.01%, 09/17/15	29,600,000	29,598,253
0.01%, 08/13/15	16,800,000	16,799,866
0.01%, 09/03/15	9,000,000	8,999,766
0.01%, 09/10/15	25,000,000	24,998,950
0.01%, 09/24/15	7,000,000	6,999,468

Security	Value

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $131,398,066)	$131,395,221

TOTAL SHORT-TERM INVESTMENTS (Cost: $140,107,822)	140,104,977

TOTAL INVESTMENTS IN SECURITIES — 78.53% (Cost: $238,915,407)	218,929,834
Other Assets, Less Liabilities — 21.47%	59,843,529

NET ASSETS — 100.00%	$278,773,363

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

3

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

July 31, 2015

Open futures contracts as of July 31, 2015 were as follows:f

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	105	Feb. 2016	London Metal	$4,304,344	$(382,950)
Brent Crude Oil	845	May 2016	New York Mercantile	48,342,450	(4,001,601)
Cocoa	31	Mar. 2016	ICE Futures U.S.	1,000,060	(16,179)
Coffee	34	Sep. 2015	ICE Futures U.S.	1,596,938	(25,019)
Copper	46	Jan. 2016	London Metal	6,027,725	(398,645)
Corn	469	Dec. 2015	Chicago Board of Trade	8,940,313	(1,380,593)
Cotton	65	Dec. 2015	ICE Futures U.S.	2,086,825	(21,868)
Feeder Cattle	39	Jan. 2016	Chicago Mercantile	3,871,238	(202,681)
Gold	16	Feb. 2016	COMEX	1,753,920	(105,017)
KC Red Wheat	65	Jul. 2015	Chicago Board of Trade	1,708,688	(278,199)
Lead	21	Jan. 2015	London Metal	896,700	(105,734)
Lean Hogs	280	Oct. 2015	Chicago Mercantile	7,137,200	(914,640)
Live Cattle	264	Feb. 2016	Chicago Mercantile	15,570,720	(575,942)
Natural Gas	613	Apr. 2016	New York Mercantile	18,181,580	(398,768)
Nickel	16	Jan. 2016	London Metal	1,063,296	(190,938)
Silver	3	Sep. 2015	COMEX	221,175	(9,659)
Soybean	130	Mar. 2016	Chicago Board of Trade	6,137,625	(411,824)
Sugar	247	Mar. 2016	ICE Futures U.S.	3,430,336	(337,189)
Wheat	283	Sep. 2015	Chicago Board of Trade	7,064,388	(391,134)
WTI Crude Oil	1,087	Mar. 2016	ICE Futures Europe	55,339,170	(5,172,852)
Zinc	28	Mar. 2016	London Metal	1,350,650	(74,960)

Net unrealized depreciation					$(15,396,392)

[f]	Represents positions held in the subsidiary.

See accompanying notes to schedules of investments.

4

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

July 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 94.57%

EXCHANGE-TRADED FUNDS — 94.57%
iShares 10+ Year Credit Bond ETF[a]	40,668	$2,359,557

		2,359,557

TOTAL INVESTMENT COMPANIES (Cost: $2,334,750)		2,359,557

SHORT-TERM INVESTMENTS — 0.85%

MONEY MARKET FUNDS — 0.85%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	21,332	21,332

		21,332

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,332)		21,332

TOTAL INVESTMENTS IN SECURITIES — 95.42%
(Cost: $2,356,082)		2,380,889
Other Assets, Less Liabilities — 4.58%		114,151

NET ASSETS — 100.00%		$2,495,040

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

July 31, 2015

Centrally cleared short interest rate swaps outstanding as of July 31, 2015 were as follows:

Fixed Rate	Floating Rate	Expiration Date	Clearinghouse	Notional Amount	Unrealized Appreciation (Depreciation)
0.96%*	3-month LIBOR	07/24/2017	Chicago Mercantile	$(325,000)	$(444)
1.81%*	3-month LIBOR	07/24/2020	Chicago Mercantile	(350,000)	(2,171)
2.43%*	3-month LIBOR	07/24/2025	Chicago Mercantile	(850,000)	(10,127)
2.87%*	3-month LIBOR	07/24/2045	Chicago Mercantile	(1,000,000)	(25,630)

Net unrealized depreciation					$(38,372)

*	Fund pays the fixed rate and receives the floating rate.

See accompanying notes to schedules of investments.

6

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

July 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 98.90%

EXCHANGE-TRADED FUNDS — 98.90%
iShares iBoxx $ Investment Grade Corporate Bond ETF[a]	158,666	$18,460,789

		18,460,789

TOTAL INVESTMENT COMPANIES
(Cost: $18,967,037)		18,460,789

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	43,472	43,472

		43,472

TOTAL SHORT-TERM INVESTMENTS (Cost: $43,472)		43,472

TOTAL INVESTMENTS IN SECURITIES — 99.13%
(Cost: $19,010,509)		18,504,261
Other Assets, Less Liabilities — 0.87%		162,085

NET ASSETS — 100.00%		$18,666,346

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

July 31, 2015

Open futures contracts as of July 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	(5)	Sep. 2015	Chicago Board of Trade	$(1,095,313)	$(3,241)
5-Year U.S. Treasury Note	(36)	Sep. 2015	Chicago Board of Trade	(4,314,375)	(23,441)
10-Year U.S. Treasury Note	(56)	Sep. 2015	Chicago Board of Trade	(7,136,500)	(19,393)
Long U.S. Treasury Bond	(24)	Sep. 2015	Chicago Board of Trade	(3,742,500)	(38,050)
Ultra Long U.S. Treasury Bond	(11)	Sep. 2015	Chicago Board of Trade	(1,754,844)	(6,203)

Net unrealized depreciation					$(90,328)

See accompanying notes to schedules of investments.

8

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

July 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 95.92%

EXCHANGE-TRADED FUNDS — 95.92%
iShares J.P. Morgan USD Emerging Markets Bond ETF[a]	21,702	$2,379,841

		2,379,841

TOTAL INVESTMENT COMPANIES (Cost: $2,380,058)		2,379,841

SHORT-TERM INVESTMENTS — 1.73%

MONEY MARKET FUNDS — 1.73%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	42,882	42,882

		42,882

TOTAL SHORT-TERM INVESTMENTS (Cost: $42,882)		42,882

TOTAL INVESTMENTS IN SECURITIES — 97.65% (Cost: $2,422,940)		2,422,723
Other Assets, Less Liabilities — 2.35%		58,407

NET ASSETS — 100.00%		$2,481,130

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

July 31, 2015

Centrally cleared short interest rate swaps outstanding as of July 31, 2015 were as follows:

Fixed Rate	Floating Rate	Expiration Date	Clearinghouse	Notional Amount	Unrealized Appreciation (Depreciation)
0.96%*	3-month LIBOR	07/24/2017	Chicago Mercantile	$(300,000)	$(410)
1.81%*	3-month LIBOR	07/24/2020	Chicago Mercantile	(1,150,000)	(7,133)
2.43%*	3-month LIBOR	07/24/2025	Chicago Mercantile	(850,000)	(9,917)
2.87%*	3-month LIBOR	07/24/2045	Chicago Mercantile	(200,000)	(5,271)

Net unrealized depreciation					$(22,731)

*	Fund pays the fixed rate and receives the floating rate.

See accompanying notes to schedules of investments.

10

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

July 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.15%

EXCHANGE-TRADED FUNDS — 99.15%
iShares iBoxx $ High Yield Corporate Bond ETF[a]	1,175,635	$103,420,611

		103,420,611

TOTAL INVESTMENT COMPANIES (Cost: $107,777,637)		103,420,611

SHORT-TERM INVESTMENTS — 0.47%

MONEY MARKET FUNDS — 0.47%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	491,661	491,661

		491,661

TOTAL SHORT-TERM INVESTMENTS (Cost: $491,661)		491,661

TOTAL INVESTMENTS IN SECURITIES — 99.62% (Cost: $108,269,298)		103,912,272
Other Assets, Less Liabilities — 0.38%		395,128

NET ASSETS — 100.00%		$104,307,400

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

July 31, 2015

Open futures contracts as of July 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	(155)	Sep. 2015	Chicago Board of Trade	$(33,954,688)	$(82,860)
5-Year U.S. Treasury Note	(344)	Sep. 2015	Chicago Board of Trade	(41,226,250)	(198,976)
10-Year U.S. Treasury Note	(198)	Sep. 2015	Chicago Board of Trade	(25,232,625)	(82,922)
Long U.S. Treasury Bond	(3)	Sep. 2015	Chicago Board of Trade	(467,813)	(8,363)

Net unrealized depreciation					$(373,121)

See accompanying notes to schedules of investments.

12

Schedule of Investments (Unaudited)

iSHARES® LIQUIDITY INCOME ETF

July 31, 2015

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 2.82%
BMW Vehicle Lease Trust Series 2014-1, Class A2
0.45%, 03/21/16 (Call 09/20/15)	$59	$59,263
CarMax Auto Owner Trust Series 2014-1, Class A2
0.47%, 02/15/17 (Call 12/15/17)	46	45,996
Honda Auto Receivables Owner Trust Series 2014-2, Class A2
0.39%, 09/19/16 (Call 07/18/17)	103	103,337
Mercedes Benz Auto Lease Trust Series 2014-A, Class A2A
0.48%, 06/15/16 (Call 09/15/15)	57	57,302
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A2
0.42%, 03/20/17 (Call 02/20/16)	87	86,980

TOTAL ASSET-BACKED SECURITIES (Cost: $352,975)		352,878

CERTIFICATES OF DEPOSIT — 4.57%
Bank of Nova Scotia/Houston
0.73%, 09/11/15	321	321,141
Credit Suisse/New York NY
0.58%, 08/24/15	250	250,018

TOTAL CERTIFICATES OF DEPOSIT (Cost: $571,080)		571,159

COMMERCIAL PAPER[a] — 14.93%
Becton Dickinson and Co.
0.47%, 08/11/15	345	344,975
Ecolab Inc.
0.52%, 08/19/15	400	399,948
Hyundai Capital America
0.44%, 08/11/15	250	249,982
0.47%, 08/26/15	250	249,953
Mondelez International Inc.
0.50%, 08/11/15	327	326,976
Omnicom Capital Inc.
0.46%, 08/11/15	295	294,978

TOTAL COMMERCIAL PAPER (Cost: $1,866,203)		1,866,812

CORPORATE BONDS & NOTES — 67.17%

AUTO MANUFACTURERS — 4.03%
Daimler Finance North America LLC
2.63%, 09/15/16[b]	250	253,855
Volkswagen Group of America Finance LLC
0.75%, 05/22/18[b,c]	250	249,927

		503,782

Security	Principal (000s)	Value

BANKS — 32.98%
Bank of America N.A.
0.75%, 11/14/16[c]	$275	$274,926
Bank of Montreal
0.76%, 09/11/15[c]	350	350,136
Banque Federative du Credit Mutuel SA
1.14%, 01/20/17[b,c]	250	251,453
BPCE SA
1.13%, 02/10/17[c]	250	251,161
Commonwealth Bank of Australia
0.49%, 12/04/15[b,c]	250	250,120
0.78%, 09/20/16[b,c]	250	250,825
JPMorgan Chase & Co.
3.45%, 03/01/16	580	588,642
Macquarie Bank Ltd.
0.74%, 06/15/16[b,c]	275	275,328
National Australia Bank Ltd.
0.71%, 12/02/16[b,c]	350	350,965
Suncorp-Metway Ltd.
0.75%, 05/23/16[b,c]	250	250,000
Toronto-Dominion Bank (The)
2.38%, 10/19/16	200	203,555
UBS AG/Stamford CT
1.38%, 06/01/17	250	249,363
Wells Fargo & Co.
0.82%, 07/20/16[c]	325	326,033
Westpac Banking Corp.
1.04%, 09/25/15[c]	250	250,253

		4,122,760
DIVERSIFIED FINANCIAL SERVICES — 4.57%
General Electric Capital Corp.
0.48%, 05/11/16[c]	150	150,166
0.88%, 01/08/16[c]	250	250,620
1.15%, 05/09/16[c]	170	171,058

		571,844
INTERNET — 1.08%
Amazon.com Inc.
0.65%, 11/27/15	135	135,032

		135,032
MANUFACTURING — 4.82%
Eaton Electric Holdings LLC
2.38%, 01/15/16	350	352,650
Tyco Electronics Group SA
0.49%, 01/29/16[c]	250	249,879

		602,529
OIL & GAS — 3.99%
BP Capital Markets PLC
0.63%, 02/10/17[c]	250	249,621
Devon Energy Corp.
0.74%, 12/15/15[c]	250	249,838

		499,459

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® LIQUIDITY INCOME ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

PHARMACEUTICALS — 3.00%
AbbVie Inc.
1.80%, 05/14/18	$125	$124,659
Bayer U.S. Finance LLC
0.53%, 10/07/16[b,c]	250	250,203

		374,862
TELECOMMUNICATIONS — 12.70%
America Movil SAB de CV
2.38%, 09/08/16	250	253,225
AT&T Inc.
0.66%, 02/12/16[c]	300	299,774
0.90%, 02/12/16	250	250,039
Deutsche Telekom International Finance BV
5.75%, 03/23/16	200	205,988
Verizon Communications Inc.
0.70%, 11/02/15	300	299,952
2.50%, 09/15/16	274	278,225

		1,587,203

TOTAL CORPORATE BONDS & NOTES (Cost: $8,394,871)		8,397,471

REPURCHASE AGREEMENTS — 9.60%
Citigroup Global Markets Inc., 0.38%, 8/03/15[c] (Purchased on 9/29/14 to be repurchased at $601,951, collateralized by U.S. Treasury obligations, 0.25%, due 12/31/15, par and fair value of $611,700 and $612,031, respectively)	600	600,000
SG Americas Securities LLC, 0.32%, 8/03/15[c] (Purchased on 11/14/14 to be repurchased at $601,397, collateralized by various corporate debt obligations, 0.45% to 12.00%, due 3/15/17 to 6/15/88, par and fair value of $703,792 and $645,107, respectively)	600	600,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,200,000)		1,200,000

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e]	84	84,280

TOTAL MONEY MARKET FUNDS (Cost: $84,280)		84,280

TOTAL INVESTMENTS IN SECURITIES — 99.77% (Cost: $12,469,409)		12,472,600
Other Assets, Less Liabilities — 0.23%		29,189

NET ASSETS — 100.00%		$12,501,789

[a]	Rates shown are discount rates paid at the time of purchase.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

14

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2015

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 25.94%
ABCLO Ltd. Series 2007-1A, Class A1B
0.64%, 04/15/21[a,b]	$881	$875,821
ACAS CLO Ltd.
Series 2007-1A, Class A1S
0.50%, 04/20/21[a,b]	290	287,587
Series 2012-1AR, Class A1R
1.53%, 09/20/23[a,b]	7,990	7,971,100
Ally Auto Receivables Trust Series 2014-1, Class A3
0.97%, 10/15/18 (Call 09/15/17)	9,000	9,006,885
American Credit Acceptance Receivables Trust
Series 2014-1, Class A
1.14%, 03/12/18 (Call 01/10/17)[a]	95	94,487
Series 2014-4, Class A
1.33%, 07/10/18 (Call 02/10/18)[a]	391	390,624
American Express Credit Account Master Trust Series 2013-1, Class A
0.61%, 02/16/21[b]	5,000	5,014,970
American Homes 4 Rent Series 2014-SFR1, Class A
1.25%, 06/17/31[a,b]	451	447,356
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class D
3.03%, 07/09/18 (Call 10/08/16)	1,700	1,732,152
Series 2013-1, Class D
2.09%, 02/08/19 (Call 03/08/17)	2,500	2,494,878
Apidos CDO V
0.52%, 04/15/21[a,b]	1,476	1,456,473
Apidos Cinco CDO Ltd. Series 2007-CA, Class A2A
0.51%, 05/14/20[a,b]	3,220	3,192,670
ARI Fleet Lease Trust
Series 2012-B, Class A
0.49%, 01/15/21 (Call 02/15/16)[a,b]	1,588	1,585,198
Series 2014-A, Class A2
0.81%, 11/15/22 (Call 12/15/16)[a]	715	714,463
Avalon IV Capital Ltd. Series 2012-1AR, Class AR
1.46%, 04/17/23[a,b]	1,299	1,297,962
BA Credit Card Trust Series 2014-A3, Class A
0.48%, 01/15/20[b]	2,000	2,000,446
Cabela’s Credit Card Master Note Trust Series 2014-2, Class A
0.64%, 07/15/22[b]	3,500	3,486,161
Capital One Multi-Asset Execution Trust
Series 2007-A1, Class A1
0.24%, 11/15/19[b]	10,250	10,215,211
Series 2007-A5, Class A5
0.23%, 07/15/20[b]	6,860	6,815,684
Chase Issuance Trust
Series 2007-A5, Class A5
0.23%, 03/15/19[b]	5,120	5,097,620
Series 2012-A2, Class A2
0.46%, 05/15/19[b]	9,480	9,478,095
Series 2012-A10, Class A10
0.45%, 12/16/19[b]	3,994	3,992,007

Security	Principal (000s)	Value

Series 2013-A9, Class A
0.61%, 11/16/20[b]	$2,000	$2,003,998
Chesapeake Funding LLC Series 2012-1A, Class B
1.79%, 11/07/23[a,b]	1,635	1,635,301
Chrysler Capital Auto Receivables Trust Series 2013-BA, Class A4
1.27%, 03/15/19 (Call 08/15/17)[a]	1,460	1,458,696
CIFC Funding Ltd. Series 2012-2A, Class A1R
1.63%, 12/05/24[a,b]	1,500	1,492,641
Citibank Credit Card Issuance Trust Series 2013-A4, Class A4
0.61%, 07/24/20[b]	2,000	2,005,996
CNH Wholesale Master Note Trust Series 2013-2A, Class B
1.09%, 08/15/19[a,b]	300	300,360
COA Caerus CLO Ltd. Series 2007-6A, Class A1
0.93%, 12/13/19[a,b]	1,361	1,349,810
Cornerstone CLO Ltd. Series 2007-1A, Class A1S
0.51%, 07/15/21[a,b]	214	211,066
Credit Acceptance Auto Loan Trust
2.00%, 07/15/22[a]	2,315	2,319,929
Series 2013-2A, Class A
1.50%, 04/15/21[a]	1,000	1,003,332
Discover Card Execution Note Trust
Series 2013-A6, Class A6
0.64%, 04/15/21[b]	3,370	3,379,749
Series 2015-A1, Class A1
0.54%, 08/17/20[b]	11,100	11,108,880
Discover Card Master Trust Series 2012-A4, Class A
0.56%, 11/15/19[b]	10,470	10,484,878
Drive Auto Receivables Trust Series 2015-BA, Class A2B
0.79%, 12/15/17 (Call 01/15/19)[a,b]	4,100	4,098,823
Dryden XXII Senior Loan Fund Series 2011-22A, Class A1R
1.46%, 01/15/22[a,b]	1,372	1,368,611
Dryden XXV Senior Loan Fund Series 2012-25A, Class A
1.67%, 01/15/25[a,b]	9,000	8,994,038
DT Auto Owner Trust Series 2014-1A, Class B
1.43%, 03/15/18 (Call 02/15/17)[a]	1,671	1,672,753
Flatiron CLO Ltd. Series 2011-1A, Class A
1.84%, 01/15/23[a,b]	10,000	10,009,843
Ford Credit Auto Owner Trust Series 2012-B, Class D
2.93%, 10/15/18 (Call 08/15/16)	1,790	1,823,217
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class D
3.50%, 01/15/19	1,885	1,941,678
Series 2013-1, Class A1
0.85%, 01/15/18	3,970	3,971,524
Series 2014-1, Class A2
0.59%, 02/15/19[b]	6,110	6,118,805
Series 2014-4, Class A2
0.54%, 08/15/19[b]	3,000	2,994,444
Series 2015-1, Class A2
0.59%, 01/15/20[b]	5,940	5,935,759

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Fraser Sullivan CLO VII Ltd. Series 2012-7A, Class A1R
1.36%, 04/20/23[a,b]	$5,568	$5,567,789
Honda Auto Receivables Owner Trust Series 2014-2, Class A3
0.77%, 03/19/18 (Call 07/18/17)	5,700	5,690,236
ING IM CLO Ltd. Series 2012-1RA, Class A1R
1.48%, 03/14/22[a,b]	4,974	4,971,636
Invitation Homes Trust
Series 2013-SFR1, Class A
1.40%, 12/17/30[a,b]	1,975	1,969,810
Series 2014-SFR3, Class A
1.39%, 12/17/31[a,b]	3,000	2,988,714
Series 2015-SFR3, Class A
1.49%, 08/17/32[a,b]	7,355	7,340,969
Katonah Ltd. Series 2007-10A, Class A2B
0.53%, 04/17/20[a,b]	943	936,973
LCM X LP Series 10AR, Class AR
1.55%, 04/15/22[a,b]	1,853	1,851,536
LCM XII LP Series 12A, Class AR
1.55%, 10/19/22[a,b]	5,000	4,989,037
Mayport CLO Ltd. Series 2006-1A, Class A3L
0.93%, 02/22/20[a,b]	2,070	2,057,404
MBNA Credit Card Master Note Trust Series 2005-B3, Class B3
0.28%, 03/19/18[b,c]	590	649,211
Mercedes Benz Auto Receivables Trust Series 2015-1, Class A2A
0.82%, 06/15/18 (Call 06/15/19)	2,000	1,999,518
Navient Private Education Loan Trust Series 2014-CT, Class A
0.89%, 09/16/24[a,b]	5,172	5,158,391
Navient Student Loan Trust Series 2015-2, Class A2
0.61%, 08/27/29 (Call 03/25/19)[b]	4,465	4,447,707
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.49%, 02/15/18[b]	10,000	10,001,910
Oaktree Enhanced Income Funding Series II Ltd. Series 2013-2A, Class A
1.49%, 04/20/23[a,b]	4,000	3,985,402
OHA Intrepid Leveraged Loan Fund Ltd. Series 2011-1AR, Class AR
1.21%, 04/20/21[a,b]	727	726,763
OneMain Financial Issuance Trust Series 2014-2A, Class A
2.47%, 09/18/24[a]	3,510	3,528,673
Palmer Square CLO Ltd. Series 2014-1A, Class A1
1.44%, 10/17/22[a,b]	2,500	2,495,443
PFS Financing Corp.
Series 2014-AA, Class A
0.79%, 02/15/19[a,b]	1,000	998,133
Series 2014-AA, Class B
1.14%, 02/15/19[a,b]	1,100	1,101,198
Series 2014-BA, Class A
0.79%, 10/15/19[a,b]	1,915	1,907,784

Security	Principal (000s)	Value

Regatta Funding Ltd. Series 2007-1A, Class A1L
0.54%, 06/15/20[a,b]	$364	$361,784
Santander Drive Auto Receivables Trust
Series 2012-1, Class D
4.56%, 11/15/17 (Call 05/15/16)	6,480	6,646,005
Series 2012-2, Class D
3.87%, 02/15/18 (Call 07/15/16)	2,000	2,041,334
Series 2012-2A, Class E
5.95%, 04/15/19 (Call 03/15/16)[a]	3,695	3,838,558
Series 2012-AA, Class C
1.78%, 11/15/18 (Call 02/15/17)[a]	1,545	1,552,870
Series 2012-AA, Class D
2.46%, 12/17/18 (Call 02/15/17)[a]	2,500	2,532,883
Series 2013-1, Class C
1.76%, 01/15/19	2,250	2,255,978
Series 2013-2, Class B
1.33%, 03/15/18 (Call 05/15/17)	2,400	2,402,674
Series 2013-5, Class B
1.55%, 10/15/18 (Call 08/15/17)	775	777,430
Series 2014-1, Class D
2.91%, 04/15/20 (Call 07/15/17)	2,345	2,367,294
Series 2014-3, Class B
1.45%, 05/15/19 (Call 11/15/17)	785	786,297
Series 2014-S1, Class R
1.42%, 08/16/18[a]	225	225,615
Silver Bay Realty Trust Series 2014-1, Class A
1.19%, 09/17/31[a,b]	1,038	1,026,740
SLM Private Credit Student Loan Trust
Series 2004-A, Class A2
0.49%, 03/16/20[b]	257	257,044
Series 2004-B, Class A2
0.49%, 06/15/21[b]	1,979	1,968,764
Series 2005-A, Class A3
0.49%, 06/15/23[b]	2,650	2,579,542
Series 2006-A, Class A4
0.48%, 12/15/23[b]	897	886,680
SLM Private Education Loan Trust
Series 2011-C, Class A1
1.59%, 12/15/23[a,b]	440	440,594
Series 2011-C, Class A2A
3.44%, 10/17/44[a,b]	2,000	2,135,342
Series 2012-A, Class A1
1.59%, 08/15/25[a,b]	675	679,595
Series 2012-B, Class A2
3.48%, 10/15/30[a]	1,250	1,291,681
Series 2012-C, Class A1
1.29%, 08/15/23[a,b]	1,167	1,169,985
Series 2012-E, Class A1
0.94%, 10/16/23[a,b]	603	603,656
Series 2012-E, Class A2B
1.94%, 06/15/45[a,b]	5,250	5,383,780
Series 2013-A, Class A1
0.79%, 08/15/22[a,b]	1,186	1,184,501
Series 2013-A, Class A2B
1.24%, 05/17/27[a,b]	265	264,854
Series 2013-B, Class A1
0.84%, 07/15/22[a,b]	1,380	1,381,198
Series 2013-C, Class A1
1.04%, 02/15/22[a,b]	1,277	1,280,349
Series 2013-C, Class A2B
1.59%, 10/15/31[a,b]	1,750	1,766,051
Series 2014-A, Class A1
0.79%, 07/15/22[a,b]	6,805	6,808,721

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Series 2015-B, Class A1
0.89%, 02/15/23	$4,000	$3,993,960
SLM Student Loan Trust
Series 2006-4, Class A5
0.40%, 10/27/25[b]	1,874	1,861,880
Series 2011-2, Class A1
0.79%, 11/25/27[b]	1,244	1,235,161
SoFi Professional Loan Program LLC
Series 2014-A, Class A1
1.79%, 06/25/25[a,b]	1,404	1,420,657
Series 2014-B, Class A1
1.44%, 08/25/32[a,b]	826	827,857
Series 2015-A, Class A1
1.39%, 03/25/33 (Call 06/25/23)[a,b]	2,436	2,431,665
SWAY Residential Trust
Series 2014-1, Class A
1.49%, 01/17/32[a,b]	6,503	6,491,739
Synchrony Credit Card Master Note Trust
Series 2012-3, Class A
0.64%, 03/15/20[b]	9,295	9,304,518
Wheels SPV 2 LLC
Series 2014-1A, Class A2
0.84%, 03/20/23[a]	456	455,277
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
0.67%, 02/15/22[b]	10,905	10,901,434

TOTAL ASSET-BACKED SECURITIES (Cost: $336,959,783)		336,518,165

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.34%

MORTGAGE-BACKED SECURITIES — 11.34%
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class A
1.24%, 09/15/26[a,b]	525	524,836
Series 2014-FL1, Class A
1.59%, 12/15/31[a,b]	3,245	3,249,601
Banc of America Commercial Mortgage Trust
Series 2006-2, Class A4
5.73%, 05/10/45[b]	1,777	1,797,831
Series 2007-4, Class A1A
5.77%, 02/10/51[b]	1,894	2,020,679
Series 2007-5, Class A4
5.49%, 02/10/51	2,956	3,112,288
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2005-6, Class B
5.16%, 09/10/47[b]	1,580	1,594,212
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4
5.72%, 09/11/38[b]	1,165	1,189,787
Series 2006-PW14, Class A1A
5.19%, 12/11/38	192	199,748
Series 2006-T22, Class AJ
5.59%, 04/12/38[b]	4,055	4,153,094
Series 2007-PW15, Class A1A
5.32%, 02/11/44	219	229,254
Series 2007-PW15, Class A4
5.33%, 02/11/44	798	837,011
Series 2007-PW17, Class A4
5.69%, 06/11/50[b]	7,780	8,270,596

Security	Principal (000s)	Value

Brunel Residential Mortgage Securitisation PLC Series 2007-1A, Class A4C
0.49%, 01/13/39 (Call 10/13/15)[a,b]	$1,315	$1,298,359
Carefree Portfolio Trust Series 2014-CARE, Class A
1.51%, 11/15/19[a,b]	4,500	4,512,982
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class A
1.59%, 12/15/27[a,b]	7,350	7,329,258
Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4
5.43%, 10/15/49	2,000	2,073,128
Series 2014-388G, Class A
0.94%, 06/15/33[a,b]	2,125	2,114,230
COMM Mortgage Trust
Series 2006-C7, Class A4
5.75%, 06/10/46[b]	1,572	1,600,368
Series 2006-C8, Class AM
5.35%, 12/10/46	5,000	5,240,985
Series 2014-FL5, Class A
1.56%, 10/15/31[a,b]	1,375	1,378,215
Series 2014-PAT, Class A
0.99%, 08/13/27[a,b]	1,420	1,412,626
Credit Suisse Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.46%, 02/15/39[b]	791	800,498
Series 2006-C5, Class A3
5.31%, 12/15/39	488	502,859
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/45 (Call 09/17/15)[a,b]	58	58,403
Series 2013-EZ3, Class A
1.64%, 12/18/49[a,b]	1,181	1,181,368
FCT Marsollier Mortgages Series 2009-1, Class A
0.49%, 09/27/50[b,c]	279	308,987
GMAC Commercial Mortgage Securities Inc. Trust Series 2006-C1, Class A1A
5.23%, 11/10/45[b]	1,817	1,826,383
Granite Master Issuer PLC
Series 2005-1, Class A4
0.39%, 12/20/54[b]	288	286,679
Series 2006-1A, Class A5
0.33%, 12/20/54[a,b]	415	412,810
Series 2006-2, Class A4
0.27%, 12/20/54[b]	1,431	1,421,121
Series 2006-3, Class A3
0.27%, 12/20/54[b]	1,213	1,205,092
Series 2006-3, Class A4
0.27%, 12/20/54[b]	2,161	2,146,025
Series 2007-1, Class 2A1
0.33%, 12/20/54[b]	1,801	1,790,586
Series 2007-2, Class 2A1
0.27%, 12/17/54[b]	392	389,434
Series 2007-2, Class 3A1
0.37%, 12/17/54[b]	532	529,503
Series 2007-2, Class 4A1
0.28%, 12/17/54[b]	99	98,436
Granite Mortgages PLC Series 2004-1, Class 2A1
0.60%, 03/20/44[b]	945	941,706
GS Mortgage Securities Trust Series 2006-GG8, Class AM
5.59%, 11/10/39 (Call 10/06/16)	1,000	1,042,927

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Hilton USA Trust Series 2013-HLT, Class EFX
2.66%, 11/05/30	$6,000	$6,013,368
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB13, Class A4
5.24%, 01/12/43[b]	493	493,584
Series 2006-CB14, Class AM
5.47%, 12/12/44[b]	1,000	1,008,616
Series 2006-LDP7, Class A4
5.90%, 04/15/45[b]	3,871	3,943,116
Series 2006-LDP9, Class A3
5.34%, 05/15/47	2,394	2,490,009
Series 2007-CB18, Class A1A
5.43%, 06/12/47[b]	246	257,554
Series 2007-CB18, Class A4
5.44%, 06/12/47	1,885	1,967,082
Series 2007-CB20, Class A4
5.79%, 02/12/51[b]	1,700	1,816,926
Series 2007-LDPX, Class A3
5.42%, 01/15/49	2,331	2,439,436
Series 2013-WT, Class A
2.80%, 02/16/25[a]	4,000	4,053,620
Series 2014-FL6, Class A
1.59%, 11/15/31[a,b]	2,295	2,294,153
LB Commercial Mortgage Trust Series 2007-C3, Class A1A
5.85%, 07/15/44[b]	3,747	4,028,085
LB-UBS Commercial Mortgage Trust
Series 2006-C3, Class A1A
5.64%, 03/15/39[b]	1,288	1,309,966
Series 2006-C4, Class AM
5.85%, 06/15/38[b]	1,250	1,296,339
Series 2006-C7, Class A3
5.35%, 11/15/38	525	545,024
Series 2007-C2, Class A1A
5.39%, 02/15/40	2,497	2,634,641
Series 2007-C2, Class A3
5.43%, 02/15/40	1,968	2,062,445
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM
5.78%, 08/12/43[b]	4,400	4,560,622
ML-CFC Commercial Mortgage Trust
Series 2006-1, Class AM
5.52%, 02/12/39[b]	6,043	6,135,573
Series 2006-3, Class A4
5.41%, 07/12/46[b]	2,683	2,759,811
Series 2006-4, Class AM
5.20%, 12/12/49	2,050	2,137,898
Series 2007-9, Class A4
5.70%, 09/12/49	1,425	1,515,082
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4FL
0.33%, 07/12/44[b]	3,593	3,578,550
Series 2006-IQ12, Class A1A
5.32%, 12/15/43	378	392,558
Series 2006-T23, Class A4
5.83%, 08/12/41[b]	2,680	2,752,574
Series 2007-HQ11, Class A4FL
0.32%, 02/12/44[b]	3,960	3,924,871
Series 2007-IQ13, Class A1A
5.31%, 03/15/44	5,393	5,633,845
Series 2007-IQ15, Class A4
5.91%, 06/11/49[b]	1,636	1,740,866
Series 2007-T25, Class A3
5.51%, 11/12/49[b]	485	506,541

Security	Principal (000s)	Value

Series 2007-T27, Class A4
5.65%, 06/11/42[b]	$2,640	$2,821,804
PUMA Global Trust No. 5 Series G5, Class A1
0.42%, 02/21/38[a,b]	513	511,692
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class A3
5.56%, 03/15/45[b]	131	131,517
Series 2006-C29, Class A1A
5.30%, 11/15/48	229	239,566

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $147,836,133)		147,079,239

CORPORATE BONDS & NOTES — 53.78%

ADVERTISING — 0.21%
Omnicom Group Inc.
5.90%, 04/15/16	2,649	2,730,716

		2,730,716
AGRICULTURE — 1.59%
Altria Group Inc.
4.13%, 09/11/15	1,355	1,359,771
BAT International Finance PLC
0.80%, 06/15/18[a,b]	2,000	1,998,824
Reynolds American Inc.
1.05%, 10/30/15	5,215	5,218,077
3.50%, 08/04/16[a,d]	11,800	12,039,375

		20,616,047
AIRLINES — 0.48%
Continental Airlines Inc. 2009-1 Pass Through Trust
9.00%, 01/08/18	2,684	2,851,286
Delta Air Lines Inc. 2010-1 Pass Through Trust Series 101B
6.38%, 07/02/17[a]	1,500	1,531,875
UAL 2009-1 Pass Through Trust
10.40%, 05/01/18[d]	125	135,587
UAL 2009-2 Pass Through Trust Class A
9.75%, 07/15/18	1,518	1,654,972

		6,173,720
AUTO MANUFACTURERS — 1.40%
Daimler Finance North America LLC
0.62%, 08/01/17[a,b]	1,700	1,697,987
1.00%, 08/03/17	6,450	6,447,459
2.63%, 09/15/16[a]	2,250	2,284,688
3.00%, 03/28/16[a]	2,750	2,786,888
Ford Motor Credit Co. LLC
0.91%, 03/27/17[b]	1,600	1,593,944
Nissan Motor Acceptance Corp.
0.83%, 03/03/17[a,b]	250	250,348
0.98%, 09/26/16[a,b]	750	752,909
1.00%, 03/15/16[a]	2,400	2,402,141

		18,216,364

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2015

Security	Principal (000s)	Value

AUTO PARTS & EQUIPMENT — 0.04%
Johnson Controls Inc.
5.50%, 01/15/16	$500	$511,004

		511,004
BANKS — 20.32%
Abbey National Treasury Services PLC/London
4.00%, 04/27/16	6,000	6,132,480
ABN AMRO Bank NV
1.09%, 10/28/16[a,b]	635	637,438
1.38%, 01/22/16[a]	250	250,568
Bank of America Corp.
0.89%, 08/25/17[b]	1,250	1,247,663
1.10%, 03/22/16[b]	2,750	2,753,726
1.35%, 11/21/16	1,300	1,298,525
1.35%, 03/22/18[b]	6,750	6,805,789
3.63%, 03/17/16[d]	5,250	5,337,691
3.70%, 09/01/15	1,000	1,002,122
5.63%, 10/14/16	910	955,716
Series 1
3.75%, 07/12/16	6,500	6,655,005
Series B
5.30%, 09/30/15	700	701,323
Bank of Montreal
0.91%, 07/31/18	6,450	6,451,896
Banque Federative du Credit Mutuel SA
1.14%, 01/20/17a,[b]	1,000	1,005,813
Barclays Bank PLC
0.86%, 02/17/17[b]	3,150	3,140,352
BB&T Corp.
1.15%, 06/15/18 (Call 05/15/18)[b]	15,275	15,369,231
3.95%, 04/29/16	1,000	1,022,680
BNP Paribas SA
0.88%, 12/12/16[b]	750	751,979
3.60%, 02/23/16	3,500	3,552,885
BPCE SA
0.91%, 06/17/17[b]	700	699,813
1.13%, 02/10/17[b]	1,900	1,908,825
Capital One Financial Corp.
1.00%, 11/06/15	2,220	2,220,637
3.15%, 07/15/16	19,150	19,508,067
Capital One N.A./Mclean VA
0.96%, 02/05/18 (Call 01/05/18)[b]	500	500,124
Citigroup Inc.
0.82%, 03/10/17[b,d]	1,750	1,744,913
1.26%, 07/25/16[b]	975	978,307
1.30%, 04/01/16[d]	3,500	3,508,897
Credit Suisse/New York NY
0.98%, 01/29/18[b]	1,250	1,247,713
0.98%, 04/27/18[b]	5,035	5,018,551
Deutsche Bank AG/London
0.75%, 05/30/17[b]	1,000	994,011
0.96%, 02/13/18[b]	3,000	2,988,792
3.25%, 01/11/16	4,459	4,505,133
Fifth Third Bancorp
0.70%, 12/20/16[b]	750	746,151
3.63%, 01/25/16	5,000	5,065,445
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	3,500	3,496,388
Goldman Sachs Group Inc. (The)
0.73%, 03/22/16[b]	4,665	4,662,262

Security	Principal (000s)	Value

0.90%, 06/04/17[b,d]	$5,000	$4,991,310
1.50%, 04/30/18[b]	2,000	2,018,714
1.60%, 11/23/15	1,700	1,704,578
3.63%, 02/07/16	8,500	8,618,141
5.35%, 01/15/16[d]	3,400	3,468,762
5.75%, 10/01/16	4,000	4,211,040
HSBC Bank PLC
0.91%, 05/15/18[a,b]	5,000	4,994,485
HSBC USA Inc.
0.73%, 03/03/17[b]	3,000	2,994,732
Huntington National Bank (The)
0.72%, 04/24/17 (Call 03/25/17)[b]	1,405	1,398,221
ING Bank NV
0.84%, 03/16/18[a,b]	4,250	4,247,658
1.23%, 03/07/16[a,b]	800	802,898
4.00%, 03/15/16[a,d]	1,250	1,272,763
Intesa Sanpaolo SpA
3.13%, 01/15/16	2,600	2,620,153
3.63%, 08/12/15[a,d]	200	200,101
Intesa Sanpaolo SpA/New York NY
1.67%, 04/11/16[b]	1,500	1,502,964
JPMorgan Chase & Co.
0.79%, 02/15/17[b]	4,952	4,945,889
0.85%, 04/25/18[b]	3,000	2,987,463
0.90%, 02/26/16[b]	1,575	1,577,183
3.15%, 07/05/16	12,960	13,206,473
3.45%, 03/01/16	3,800	3,856,616
5.15%, 10/01/15	1,700	1,711,087
KeyBank N.A./Cleveland OH
1.10%, 11/25/16 (Call 10/25/16)	7,250	7,248,586
KeyCorp
3.75%, 08/13/15	2,250	2,251,435
Morgan Stanley
1.02%, 01/05/18[b]	1,600	1,600,288
1.53%, 02/25/16[b]	1,750	1,757,257
1.58%, 04/25/18[b,d]	6,282	6,370,953
1.75%, 02/25/16	4,000	4,018,460
3.80%, 04/29/16	960	980,725
5.38%, 10/15/15	1,350	1,363,184
5.45%, 01/09/17	2,000	2,111,430
MUFG Union Bank N.A.
1.03%, 09/26/16[b]	1,000	1,002,881
Royal Bank of Canada
0.84%, 07/30/18	6,000	6,003,450
Royal Bank of Scotland Group PLC
1.22%, 03/31/17[b]	1,150	1,148,748
Royal Bank of Scotland PLC (The)
3.95%, 09/21/15	160	160,603
Standard Chartered PLC
3.20%, 05/12/16[a]	3,066	3,112,622
Sumitomo Mitsui Trust Bank Ltd.
1.06%, 09/16/16[a,b]	500	501,023
Toronto-Dominion Bank (The)
0.83%, 07/23/18[b]	7,000	6,999,846
UBS AG/Stamford CT
0.98%, 03/26/18[b]	6,450	6,461,487
Wachovia Corp.
0.66%, 10/15/16[b]	3,250	3,241,147
Wells Fargo & Co.
0.92%, 04/23/18[b]	4,000	4,007,336
2.63%, 12/15/16	5,000	5,109,800

		263,649,403

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2015

Security	Principal (000s)	Value

BIOTECHNOLOGY — 0.47%
Amgen Inc.
2.30%, 06/15/16	$6,000	$6,067,158

		6,067,158
CHEMICALS — 0.54%
Airgas Inc.
3.25%, 10/01/15 (Call 09/01/15)	665	666,554
Eastman Chemical Co.
3.00%, 12/15/15	4,800	4,835,779
Ecolab Inc.
1.00%, 08/09/15	1,500	1,499,796

		7,002,129
COMMERCIAL SERVICES — 0.16%
ERAC USA Finance LLC
1.40%, 04/15/16[a,d]	1,660	1,662,170
5.90%, 11/15/15[a]	400	405,535

		2,067,705
COMPUTERS — 0.56%
Computer Sciences Corp.
2.50%, 09/15/15	725	725,548
Hewlett-Packard Co.
2.13%, 09/13/15	1,750	1,752,594
2.20%, 12/01/15[d]	2,000	2,008,320
3.00%, 09/15/16	2,750	2,799,684

		7,286,146
DIVERSIFIED FINANCIAL SERVICES — 3.33%
Air Lease Corp.
4.50%, 01/15/16[d]	6,595	6,674,800
Bear Stearns Companies Inc. (The)
5.30%, 10/30/15	700	707,176
Caisse Centrale Desjardins
0.64%, 09/12/17[a,b]	3,800	3,791,784
Ford Motor Credit Co. LLC
0.85%, 12/06/17[b]	1,000	992,174
1.53%, 05/09/16[b]	1,500	1,506,699
1.70%, 05/09/16	750	752,140
2.50%, 01/15/16[d]	1,000	1,006,117
3.98%, 06/15/16	4,000	4,085,888
4.21%, 04/15/16	8,750	8,929,620
8.00%, 12/15/16	2,000	2,168,898
General Motors Financial Co. Inc.
2.75%, 05/15/16	8,528	8,613,144
HSBC Finance Corp.
0.71%, 06/01/16[b]	4,025	4,019,031

		43,247,471
ELECTRIC — 1.91%
Duke Energy Florida Inc.
0.65%, 11/15/15	370	369,996
Duke Energy Indiana Inc.
6.05%, 06/15/16	7,300	7,622,317
Jersey Central Power & Light Co.
5.63%, 05/01/16	7,339	7,559,280

Security	Principal (000s)	Value

LG&E and KU Energy LLC
2.13%, 11/15/15	$1,233	$1,237,264
Nevada Power Co. Series M
5.95%, 03/15/16	1,091	1,126,252
Ohio Power Co.
6.00%, 06/01/16	835	869,487
Progress Energy Inc.
5.63%, 01/15/16	3,725	3,801,661
Southern Co. (The)
1.95%, 09/01/16	2,105	2,123,793

		24,710,050
ELECTRONICS — 0.67%
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	3,750	3,788,794
3.20%, 03/01/16	4,864	4,919,474

		8,708,268
FOOD — 0.31%
Mondelez International Inc.
4.13%, 02/09/16	4,000	4,067,812

		4,067,812
HEALTH CARE — PRODUCTS — 0.66%
Life Technologies Corp.
3.50%, 01/15/16	7,310	7,379,072
Medtronic Inc.
2.63%, 03/15/16	1,158	1,170,519

		8,549,591
HEALTH CARE — SERVICES — 1.85%
UnitedHealth Group Inc.
0.74%, 01/17/17[b]	12,000	12,010,116
Ventas Realty LP
1.55%, 09/26/16	12,000	12,042,276

		24,052,392
HOLDING COMPANIES — DIVERSIFIED — 0.16%
MUFG Americas Holdings Corp.
0.85%, 02/09/18 (Call 01/09/18)[b]	2,000	2,002,468

		2,002,468
INSURANCE — 4.52%
Allied World Assurance Co. Holdings Ltd.
7.50%, 08/01/16	4,000	4,232,656
American International Group Inc.
2.38%, 08/24/15	1,555	1,556,308
5.05%, 10/01/15	1,187	1,194,908
Aon Corp.
3.13%, 05/27/16	12,341	12,561,139
3.50%, 09/30/15	2,156	2,165,001
Liberty Mutual Group Inc.
6.70%, 08/15/16[a]	12,785	13,520,508
Manulife Financial Corp.
3.40%, 09/17/15	1,448	1,452,807

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2015

Security	Principal (000s)	Value

MetLife Inc.
6.75%, 06/01/16[d]	$10,951	$11,471,939
Prudential Financial Inc.
3.00%, 05/12/16	9,715	9,875,978
Series D
4.75%, 09/17/15	585	587,784

		58,619,028
LEISURE TIME — 0.98%
Carnival Corp.
1.20%, 02/05/16	12,650	12,665,572

		12,665,572
LODGING — 0.08%
Marriott International Inc./MD
6.20%, 06/15/16	945	986,165

MANUFACTURING — 0.29%
Pentair Finance SA
1.35%, 12/01/15	3,800	3,807,900

		3,807,900
MEDIA — 1.18%
Cox Communications Inc.
5.50%, 10/01/15	1,850	1,864,103
5.88%, 12/01/16[a]	1,850	1,952,305
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	8,450	8,547,183
3.50%, 03/01/16	2,875	2,914,689

		15,278,280
OIL & GAS — 0.42%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,300	1,364,090
Marathon Oil Corp.
0.90%, 11/01/15	1,200	1,199,249
Noble Holding International Ltd.
3.45%, 08/01/15	1,500	1,500,000
Pioneer Natural Resources Co.
5.88%, 07/15/16[d]	1,300	1,351,557

		5,414,896
PHARMACEUTICALS — 3.79%
AbbVie Inc.
1.20%, 11/06/15	8,350	8,359,494
Actavis Funding SCS
1.16%, 09/01/16[b]	4,000	4,001,304
1.37%, 03/12/18[b]	2,000	2,001,448
Allergan Inc./U.S.
5.75%, 04/01/16	6,630	6,827,660
Express Scripts Holding Co.
3.13%, 05/15/16	7,750	7,868,374
McKesson Corp.
0.95%, 12/04/15	600	600,080
Mylan Inc.
1.80%, 06/24/16	11,800	11,846,669
Perrigo Co. PLC
1.30%, 11/08/16	1,220	1,212,816

Security	Principal (000s)	Value

Zoetis Inc.
1.15%, 02/01/16[d]	$6,400	$6,408,339

		49,126,184
PIPELINES — 0.35%
Kinder Morgan Finance Co. LLC
5.70%, 01/05/16[d]	4,500	4,580,820

		4,580,820
REAL ESTATE INVESTMENT TRUSTS — 2.29%
DDR Corp.
9.63%, 03/15/16[d]	1,500	1,574,741
ERP Operating LP
5.13%, 03/15/16[d]	3,400	3,481,076
5.38%, 08/01/16	11,759	12,258,405
HCP Inc.
3.75%, 02/01/16	6,129	6,212,918
Health Care REIT Inc.
6.20%, 06/01/16	2,500	2,598,878
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	3,605	3,629,175

		29,755,193
RETAIL — 0.38%
AutoZone Inc.
5.50%, 11/15/15	500	506,750
6.95%, 06/15/16	4,000	4,205,564
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	230	244,178

		4,956,492
SAVINGS & LOANS — 0.34%
Santander Holdings USA Inc./PA
3.00%, 09/24/15 (Call 08/31/15)	1,000	1,000,954
4.63%, 04/19/16	3,319	3,400,096

		4,401,050
SOFTWARE — 0.07%
Fiserv Inc.
3.13%, 10/01/15	945	948,199

		948,199
TELECOMMUNICATIONS — 1.90%
AT&T Inc.
2.95%, 05/15/16	6,250	6,343,744
Orange SA
2.75%, 09/14/16	2,000	2,033,540
Verizon Communications Inc.
0.68%, 06/09/17[b,d]	3,500	3,485,048
1.82%, 09/15/16[b]	3,250	3,287,453
2.00%, 11/01/16	4,350	4,388,358
2.04%, 09/14/18[b]	4,500	4,639,972
Vodafone Group PLC
0.66%, 02/19/16[b]	500	499,422

		24,677,537

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

TRANSPORTATION — 0.51%
Asciano Finance Ltd.
3.13%, 09/23/15[a]	$1,185	$1,188,157
JB Hunt Transport Services Inc.
3.38%, 09/15/15	857	859,442
Kansas City Southern de Mexico SA de CV
0.99%, 10/28/16[b]	1,000	993,647
Ryder System Inc.
3.60%, 03/01/16	784	795,637
7.20%, 09/01/15	1,000	1,004,582
Union Pacific Corp.
7.00%, 02/01/16	1,700	1,752,634

		6,594,099
TRUCKING & LEASING — 2.02%
GATX Corp.
3.50%, 07/15/16	8,007	8,161,343
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 03/15/16[a]	17,928	18,059,950

		26,221,293

TOTAL CORPORATE BONDS & NOTES (Cost: $698,431,424)		697,691,152

MUNICIPAL DEBT OBLIGATIONS —0.24%

NEW JERSEY — 0.24%
New Jersey Economic Development Authority RB Series Q
1.10%, 06/15/16[d]	3,180	3,167,375

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $3,175,210)		3,167,375

REPURCHASE AGREEMENTS — 2.78%
Barclays Capital Inc., 0.73%, 8/03/15[b] (Purchased on 3/19/15 to be repurchased at $11,030,559 collateralized by various corporate debt obligations, 0.00% to 6.05%, due 10/25/21 to 8/25/47, par and fair value of $64,504,572 and $12,138,753, respectively)	11,000	11,000,000
Barclays Capital Inc., 0.73%, 8/03/15[b] (Purchased on 6/04/15 to be repurchased at $10,012,167 collateralized by various corporate debt obligations, 0.43% to 6.50%, due 9/25/34 to 10/10/46, par and fair value of $50,465,989 and $12,856,161, respectively)	10,000	10,000,000
Merrill Lynch, 0.88%, 8/03/15[b] (Purchased on 3/02/15 to be repurchased at $15,056,467, collateralized by various corporate debt obligations, 5.59%, due 10/25/33, par and fair value of $17,581,421 and $17,252,730, respectively)	15,000	15,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $36,000,000)		36,000,000

MONEY MARKET FUNDS — 11.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[e,f,g]	28	28,288,155

Security	Shares (000s)	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,f,g]	123,219	$123,219,445

		151,507,600

TOTAL MONEY MARKET FUNDS (Cost: $151,507,600)		151,507,600

TOTAL INVESTMENTS IN SECURITIES — 105.76% (Cost: $1,373,910,150)		1,371,963,531
Other Assets, Less Liabilities — (5.76)%		(74,753,135)

NET ASSETS — 100.00%		$1,297,210,396

RB — Revenue Bond

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2015

Forward currency contracts as of July 31, 2015 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter-party	Unrealized Appreciation (Depreciation)
USD 834,382	EUR 756,000	10/20/2015	UBS	$(1,796)

Counterparties:

UBS — UBS AG London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

23

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

July 31, 2015

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 99.06%

ARIZONA — 1.26%
Maricopa County Unified School District No. 60 Higley GOL
3.00%, 07/01/17 (AGM)	$455	$471,875

		471,875
CALIFORNIA — 7.77%
California Housing Finance Agency RB
Series A
0.85%, 08/01/16	500	500,080
Deutsche Bank Spears/Lifers Trust RB
0.23%, 08/15/41 (Call 08/15/23)[a]	1,400	1,400,000
Lake Elsinore School District RB
Series A
2.00%, 06/30/16	1,000	1,009,391

		2,909,471
COLORADO — 0.28%
City & County of Denver CO COP
3.00%, 12/01/16	100	103,238

		103,238
FLORIDA — 5.19%
Village Community Development District No. 7
3.00%, 05/01/16	555	564,235
3.00%, 05/01/17	600	618,960
Volusia County Educational Facility Authority RB
2.00%, 10/15/16	105	106,701
3.00%, 10/15/17	110	114,755
5.00%, 06/01/17	500	537,645

		1,942,296
GEORGIA — 4.63%
Burke County Development Authority RB
2.20%, 10/01/32	1,700	1,732,283

		1,732,283
ILLINOIS — 8.46%
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/16	500	507,485
Deutsche Bank Spears/Lifers Trust RB
0.46%, 12/01/36 (Call 12/01/21)[a]	1,500	1,500,000
Illinois Finance Authority RB
5.00%, 08/15/15	250	250,415
5.00%, 08/15/17	375	401,396
Village of Romeoville IL RB
3.00%, 10/01/15	250	250,980
4.00%, 10/01/16	250	258,348

		3,168,624

Security	Principal (000s)	Value

INDIANA — 2.72%
City of Whiting IN RB
5.00%, 01/01/16	$1,000	$1,018,700

		1,018,700
KENTUCKY — 1.15%
Hardin County School District Finance Corp. RB
4.00%, 02/01/18	400	428,916

		428,916
MICHIGAN — 7.29%
Lawton Community Schools GO
2.00%, 05/01/17	605	618,159
Macomb Township Building Authority RB
3.00%, 04/01/17	500	518,430
3.00%, 04/01/18	500	525,370
Michigan Strategic Fund RB
5.00%, 03/01/17	1,000	1,065,030

		2,726,989
NEW JERSEY — 24.70%
City of Newark NJ GO
5.00%, 09/01/17	2,000	2,131,920
New Jersey Economic Development Authority RB
Series A
5.00%, 05/01/17	1,240	1,303,265
Series EE
5.00%, 09/01/17	610	645,685
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/17	2,350	2,501,857
Township of Barnegat NJ
1.50%, 03/11/16	2,651	2,664,652

		9,247,379
NEW YORK — 3.76%
Elmira City School District GO
5.00%, 06/15/17	300	324,135
Troy Capital Resource Corp. RB
5.00%, 09/01/18	975	1,084,707

		1,408,842
OHIO — 12.59%
City of Defiance OH GOL
1.00%, 04/01/16	2,100	2,105,166
City of Garfield Heights OH RB
1.50%, 06/22/16	600	603,564
City of Marion OH
1.88%, 09/10/15	1,250	1,251,150
Urbana City School District
5.00%, 12/01/17	690	753,121

		4,713,001
PENNSYLVANIA — 3.06%
Pottsgrove School District
2.00%, 08/15/16	365	370,917
3.00%, 08/15/17	740	774,476

		1,145,393

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

RHODE ISLAND — 4.86%
Providence Redevelopment Agency RB
Series A
3.00%, 04/01/17	$1,210	$1,245,526
Town of Coventry RI
4.00%, 03/15/17	545	573,242

		1,818,768
TEXAS — 5.89%
Metropolitan Transit Authority of Harris County RB
0.23%, 11/01/41 (Call 11/01/21)[a]	1,300	1,300,000
Port of Port Arthur Navigation District RB
0.13%, 12/01/39 (Call 09/08/15)	800	800,000
Southmost Regional Water Authority
5.00%, 09/01/16	100	104,679

		2,204,679
UTAH — 4.54%
Utah Transit Authority RB
0.23%, 06/15/36 (Call 06/15/18)[a]	1,700	1,700,000

		1,700,000
WEST VIRGINIA — 0.91%
Berkeley County Public Service District
2.00%, 12/01/17	335	342,337

		342,337

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $37,166,666)		37,082,791

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[b,c]	82	81,997

		81,997

TOTAL SHORT-TERM INVESTMENTS (Cost: $81,997)		81,997

TOTAL INVESTMENTS IN SECURITIES — 99.28% (Cost: $37,248,663)		37,164,788
Other Assets, Less Liabilities — 0.72%		270,226

NET ASSETS — 100.00%		$37,435,014

COP	— Certificates of Participation
GO	— General Obligation
GOL	— General Obligation Limited
RB	— Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

25

Schedule of Investments (Unaudited)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 89.72%

AEROSPACE & DEFENSE — 1.46%
DAE Aviation Holdings Co.
10.00%, 07/15/23 (Call 07/15/18)[a]	$35	$35,262
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a]	100	100,500
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	200	211,995
Northrop Grumman Corp.
1.75%, 06/01/18	200	199,233
Raytheon Co.
3.13%, 10/15/20	200	206,141
TransDigm Inc.
7.50%, 07/15/21 (Call 07/15/16)	100	107,100
United Technologies Corp.
4.50%, 04/15/20	200	220,056

		1,080,287
AGRICULTURE — 2.06%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	150	149,893
2.85%, 08/09/22	150	145,286
9.25%, 08/06/19	150	187,513
Philip Morris International Inc.
1.63%, 03/20/17	200	201,662
2.50%, 08/22/22	200	193,729
Reynolds American Inc.
2.30%, 06/12/18	40	40,344
3.25%, 11/01/22[b]	150	145,216
3.75%, 05/20/23 (Call 02/20/23)[a]	100	97,966
4.45%, 06/12/25 (Call 03/12/25)	135	138,657
8.13%, 06/23/19[a]	100	118,733
Vector Group Ltd.
7.75%, 02/15/21 (Call 02/15/16)	100	106,750

		1,525,749
AIRLINES — 0.04%
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	30	29,325

		29,325
APPAREL — 0.15%
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	100	107,875

		107,875
AUTO MANUFACTURERS — 1.03%
FCA U.S. LLC/CG Co-Issuer Inc.
8.25%, 06/15/21 (Call 06/15/16)	200	216,750
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	195,396
General Motors Financial Co. Inc.
3.45%, 04/10/22	175	168,114

Security	Principal (000s)	Value

Toyota Motor Credit Corp.
2.15%, 03/12/20	$180	$179,433

		759,693
AUTO PARTS & EQUIPMENT — 0.65%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	175	184,625
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	100	99,250
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a,b]	200	196,500

		480,375
BANKS — 19.32%
American Express Co.
1.80%, 07/31/18	85	85,050
Bank of America Corp.
1.70%, 08/25/17[b]	350	350,064
4.00%, 01/22/25	100	97,639
4.13%, 01/22/24	100	103,391
5.65%, 05/01/18	250	273,310
5.88%, 01/05/21	250	285,184
7.63%, 06/01/19	400	474,601
Bank of America N.A.
5.30%, 03/15/17	250	263,877
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)	250	250,564
Bank of Nova Scotia (The)
1.45%, 04/25/18	250	248,738
Barclays PLC
2.00%, 03/16/18	200	199,290
2.75%, 11/08/19	250	249,575
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	200	201,140
BNP Paribas SA
2.38%, 09/14/17	250	252,917
2.40%, 12/12/18[b]	100	101,003
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	248,307
CIT Group Inc.
3.88%, 02/19/19	100	100,500
Citigroup Inc.
1.35%, 03/10/17	250	249,363
1.70%, 04/27/18	100	99,231
2.50%, 09/26/18	250	253,114
3.75%, 06/16/24	200	201,408
4.00%, 08/05/24	50	49,790
4.40%, 06/10/25	100	100,504
4.50%, 01/14/22	100	107,790
6.13%, 11/21/17	150	164,258
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	250	257,287
Credit Suisse/New York NY
2.30%, 05/28/19	250	250,343
Deutsche Bank AG/London
1.40%, 02/13/17	100	99,832
2.50%, 02/13/19[b]	250	251,754
Discover Bank/Greenwood DE
2.00%, 02/21/18	250	248,213
Fifth Third Bancorp
5.45%, 01/15/17	200	209,964
Goldman Sachs Group Inc. (The)

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2015

Security	Principal (000s)	Value

2.55%, 10/23/19[b]	$250	$251,074
3.50%, 01/23/25 (Call 10/23/24)	450	439,126
3.75%, 05/22/25 (Call 02/22/25)	50	49,811
5.25%, 07/27/21	200	222,276
5.75%, 10/01/16	250	262,653
5.95%, 01/18/18	250	274,008
HSBC USA Inc.
1.50%, 11/13/17	200	199,727
1.70%, 03/05/18[b]	180	179,593
JPMorgan Chase & Co.
1.63%, 05/15/18	350	347,024
3.13%, 01/23/25 (Call 10/23/24)	350	335,495
3.15%, 07/05/16	250	254,925
3.88%, 09/10/24	100	99,005
4.63%, 05/10/21	100	108,598
6.30%, 04/23/19	350	399,160
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	250	271,589
Lloyds Bank PLC
1.75%, 05/14/18	200	198,976
Morgan Stanley
2.20%, 12/07/18	50	50,178
2.38%, 07/23/19	300	299,468
3.70%, 10/23/24	200	199,898
4.88%, 11/01/22	200	213,424
5.75%, 10/18/16	250	263,316
Series F
5.55%, 04/27/17	300	320,176
Royal Bank of Canada
1.20%, 01/23/17	250	249,778
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	200	214,685
State Street Corp.
4.96%, 03/15/18	100	107,011
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	250	249,873
Toronto-Dominion Bank (The)
2.38%, 10/19/16	250	254,570
U.S. Bancorp
2.20%, 04/25/19 (Call 03/25/19)	150	150,566
3.00%, 03/15/22 (Call 02/15/22)	100	100,734
UBS AG/Stamford CT
5.88%, 12/20/17	250	272,697
Wells Fargo & Co.
1.25%, 07/20/16	100	100,491
2.15%, 01/15/19	250	251,312
3.00%, 01/22/21	100	101,558
3.30%, 09/09/24	100	98,788
3.68%, 06/15/16[c]	200	204,966
4.48%, 01/16/24	100	104,834
Westpac Banking Corp.
2.25%, 07/30/18	250	252,616

		14,281,980
BEVERAGES — 1.27%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[b]	200	199,232
2.63%, 01/17/23	125	119,812
Bottling Group LLC
5.13%, 01/15/19[b]	150	165,987
Diageo Capital PLC
1.50%, 05/11/17	150	150,102
PepsiCo Inc.

Security	Principal (000s)	Value

2.50%, 05/10/16	$150	$152,252
3.10%, 07/17/22 (Call 05/17/22)	150	152,653

		940,038
BIOTECHNOLOGY — 0.58%
Amgen Inc.
1.25%, 05/22/17	200	199,533
2.20%, 05/22/19 (Call 04/22/19)	100	100,028
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[a]	30	30,563
Gilead Sciences Inc.
2.35%, 02/01/20	100	99,822

		429,946
BUILDING MATERIALS — 0.42%
Builders FirstSource Inc.
10.75%, 08/15/23 (Call 08/15/18)[a]	40	41,200
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[a]	100	100,240
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)[a]	15	14,887
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	100	99,500
7.50%, 06/15/21	50	57,750

		313,577
CHEMICALS — 1.36%
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)	100	100,875
CF Industries Inc.
7.13%, 05/01/20	200	234,402
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a]	75	66,000
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	100	104,249
Monsanto Co.
2.75%, 07/15/21	200	194,708
PolyOne Corp.
5.25%, 03/15/23	100	99,250
RPM International Inc.
6.13%, 10/15/19	100	111,870
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	100	89,750

		1,001,104
COAL — 0.04%
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a]	50	30,750

		30,750
COMMERCIAL SERVICES — 2.00%
ADT Corp. (The)
5.25%, 03/15/20[b]	100	103,500
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/15/18)[a,b]	40	37,800
Global Cash Access Inc.
10.00%, 01/15/22 (Call 01/15/18)[a,b]	65	63,375

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2015

Security	Principal (000s)	Value

Live Nation Entertainment Inc.
7.00%, 09/01/20 (Call 09/01/16)[a,b]	$100	$106,250
MasterCard Inc.
2.00%, 04/01/19[b]	150	150,995
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	100	101,317
4.88%, 02/15/24 (Call 11/15/23)	100	107,173
RR Donnelley & Sons Co.
6.00%, 04/01/24	100	101,000
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	200	199,658
3.75%, 08/15/21 (Call 06/15/21)	200	200,406
United Rentals North America Inc.
7.63%, 04/15/22 (Call 04/15/17)	100	108,625
Verisk Analytics Inc.
4.00%, 06/15/25	200	197,158

		1,477,257
COMPUTERS — 1.49%
Apple Inc.
2.00%, 05/06/20	145	144,527
2.70%, 05/13/22	100	99,333
3.45%, 05/06/24	100	101,925
Hewlett-Packard Co.
2.60%, 09/15/17	150	152,138
4.65%, 12/09/21	200	211,338
International Business Machines Corp.
7.63%, 10/15/18	250	295,073
Seagate HDD Cayman
4.75%, 01/01/25	100	98,240

		1,102,574
DISTRIBUTION & WHOLESALE — 0.54%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	100	98,195
Genesis Energy LP/Genesis Energy Finance Corp.
7.00%, 06/15/23 (Call 06/15/18)[a]	100	96,250
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	100	103,000
Univar USA Inc.
6.75%, 07/15/23 (Call 07/15/18)[a]	100	100,500

		397,945
DIVERSIFIED FINANCIAL SERVICES — 5.99%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
5.00%, 10/01/21	150	155,813
Aircastle Ltd.
5.13%, 03/15/21	100	103,000
Ally Financial Inc.
5.13%, 09/30/24	150	151,688
5.50%, 02/15/17	100	104,375
American Express Credit Corp.
2.25%, 08/15/19	200	199,907
2.38%, 03/24/17	200	203,226
BP Capital Markets PLC
2.52%, 01/15/20	150	151,446
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	248,216
Credit Suisse USA Inc.
5.85%, 08/16/16	200	210,110
Ford Motor Credit Co. LLC

Security	Principal (000s)	Value

1.72%, 12/06/17	$250	$247,965
5.00%, 05/15/18	250	267,849
General Electric Capital Corp.
2.45%, 03/15/17	350	356,660
4.38%, 09/16/20	200	218,009
5.38%, 10/20/16	100	105,400
5.63%, 05/01/18	250	276,323
General Motors Financial Co. Inc.
3.50%, 07/10/19	100	101,316
4.00%, 01/15/25 (Call 10/15/24)	100	95,765
Intercontinental Exchange Inc.
4.00%, 10/15/23	150	156,873
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	100	101,394
National Financial Partners Corp.
9.00%, 07/15/21 (Call 07/15/16)[a]	100	100,250
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	251,434
Navient Corp.
5.00%, 10/26/20	200	184,500
OneMain Financial Holdings Inc.
7.25%, 12/15/21 (Call 12/15/17)[a]	50	52,125
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a]	40	38,700
Springleaf Finance Corp.
5.25%, 12/15/19[b]	100	100,870
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	150	147,545
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	100	99,707

		4,430,466
ELECTRIC — 3.06%
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	200	219,500
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	100	98,078
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	150	153,389
Dominion Resources Inc./VA
5.20%, 08/15/19	100	109,939
Series A
1.40%, 09/15/17	100	99,478
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	200	201,574
3.55%, 09/15/21 (Call 06/15/21)	200	207,610
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)[a]	150	155,175
Exelon Corp.
1.55%, 06/09/17	30	29,994
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	250	252,869
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	100	100,250
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	100	95,696
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	100	97,104
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	150	150,330
Southern Co. (The)
2.45%, 09/01/18	150	152,416
Talen Energy Supply LLC

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2015

Security	Principal (000s)	Value

4.63%, 07/15/19 (Call 07/15/16)[a]	$100	$97,000
6.50%, 06/01/25 (Call 06/01/20)[a]	45	44,100

		2,264,502
ELECTRONICS — 0.53%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)[b]	100	101,008
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)[a]	90	88,216
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	200	199,229

		388,453
ENERGY — ALTERNATE SOURCES — 0.14%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a]	100	100,938

		100,938
ENGINEERING & CONSTRUCTION — 0.14%
AECOM
5.75%, 10/15/22 (Call 10/15/17)[a]	100	101,500

		101,500
ENTERTAINMENT — 0.62%
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)[b]	100	103,125
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)[a]	200	196,750
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	50	53,937
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a]	50	51,812
10.00%, 12/01/22 (Call 12/01/18)	50	48,563

		454,187
ENVIRONMENTAL CONTROL — 0.36%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	100	98,500
Waste Management Inc.
6.10%, 03/15/18	150	166,692

		265,192
FOOD — 2.14%
Albertson’s Holdings LLC/Safeway Inc.
7.75%, 10/15/22 (Call 10/15/17)[a]	50	54,000
B&G Foods Inc.
4.63%, 06/01/21 (Call 06/01/16)	100	99,500
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	100	94,213
General Mills Inc.
1.40%, 10/20/17	150	149,377
JBS USA LLC/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[a,b]	100	101,500
JM Smucker Co. (The)
1.75%, 03/15/18[a]	125	124,969
Kraft Foods Group Inc.
2.25%, 06/05/17	100	101,211

Security	Principal (000s)	Value

Kraft Heinz Foods Co.
2.00%, 07/02/18[a]	$250	$249,933
3.95%, 07/15/25 (Call 04/15/25)[a]	200	202,480
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	150	150,768
2.95%, 11/01/21 (Call 10/01/21)	100	99,027
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)[b]	150	150,532

		1,577,510
FOREST PRODUCTS & PAPER — 0.13%
Clearwater Paper Corp.
5.38%, 02/01/25[a]	100	97,750

		97,750
HEALTH CARE — PRODUCTS — 2.33%
Baxter International Inc.
5.38%, 06/01/18	150	163,833
Becton Dickinson and Co.
1.80%, 12/15/17	150	149,788
2.68%, 12/15/19	100	100,587
6.38%, 08/01/19	100	114,696
Boston Scientific Corp.
2.85%, 05/15/20	25	24,897
3.38%, 05/15/22	150	147,106
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	50	46,125
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a]	30	30,975
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	100	106,375
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a]	25	25,729
Medtronic Inc.
1.50%, 03/15/18[a]	100	99,924
3.13%, 03/15/22 (Call 12/15/21)	100	100,570
Stryker Corp.
1.30%, 04/01/18	150	148,289
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 08/31/15)	50	46,750
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	55	54,855
2.00%, 04/01/18	185	184,858
2.70%, 04/01/20 (Call 03/01/20)	180	179,198

		1,724,555
HEALTH CARE — SERVICES — 2.10%
Anthem Inc.
2.30%, 07/15/18	100	100,030
3.30%, 01/15/23	100	96,615
CHS/Community Health Systems Inc.
6.88%, 02/01/22 (Call 02/01/18)	100	107,000
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	45	44,494
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[a]	100	109,250
HCA Inc.
3.75%, 03/15/19	100	101,438
5.00%, 03/15/24	150	156,187
Humana Inc.
2.63%, 10/01/19	100	99,932

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2015

Security	Principal (000s)	Value

3.85%, 10/01/24 (Call 07/01/24)	$100	$100,179
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	145	143,470
Tenet Healthcare Corp.
8.13%, 04/01/22	50	56,094
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	100	98,330
3.75%, 07/15/25	115	117,438
6.00%, 02/15/18	200	221,073

		1,551,530
HOLDING COMPANIES — DIVERSIFIED — 0.14%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	100	105,750

		105,750
HOME BUILDERS — 0.50%
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)[a]	100	97,250
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	100	103,250
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[a,b]	45	45,675
6.13%, 04/01/25 (Call 04/01/20)[a]	25	25,562
TRI Pointe Holdings Inc.
5.88%, 06/15/24	100	98,500

		370,237
HOME FURNISHINGS — 0.14%
Whirlpool Corp.
1.35%, 03/01/17	100	99,905

		99,905
HOUSEHOLD PRODUCTS & WARES — 0.39%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)	100	106,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
6.88%, 02/15/21 (Call 02/15/16)	150	156,782
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[a]	25	25,745

		288,527
HOUSEWARES — 0.07%
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[a,b]	50	51,500

		51,500
INSURANCE — 2.75%
ACE INA Holdings Inc.
3.35%, 05/15/24	200	198,099
Aflac Inc.
2.40%, 03/16/20	300	302,068
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[d]	25	26,125
American International Group Inc.
5.85%, 01/16/18	250	275,260
Berkshire Hathaway Finance Corp.

Security	Principal (000s)	Value

2.90%, 10/15/20	$100	$103,214
4.25%, 01/15/21	150	163,773
CNO Financial Group Inc.
4.50%, 05/30/20	25	25,812
First American Financial Corp.
4.60%, 11/15/24	50	50,540
Genworth Holdings Inc.
7.63%, 09/24/21	100	107,375
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a]	100	102,125
Markel Corp.
3.63%, 03/30/23	50	49,895
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	150	150,793
Prudential Financial Inc.
2.35%, 08/15/19	100	99,954
6.10%, 06/15/17	100	108,148
Radian Group Inc.
5.25%, 06/15/20	100	100,750
XLIT Ltd.
5.75%, 10/01/21	150	171,317

		2,035,248
INTERNET — 2.01%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[a]	200	199,985
3.60%, 11/28/24 (Call 08/28/24)[a]	200	192,217
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	150	151,378
Baidu Inc.
2.75%, 06/09/19	250	249,461
eBay Inc.
1.35%, 07/15/17	100	99,099
2.20%, 08/01/19 (Call 07/01/19)	100	98,146
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)[b]	100	100,754
Netflix Inc.
5.50%, 02/15/22[a]	100	104,000
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	100	96,750
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[a]	145	145,470
6.38%, 05/15/25 (Call 05/15/20)[a,b]	50	49,437

		1,486,697
IRON & STEEL — 0.84%
AK Steel Corp.
7.63%, 05/15/20 (Call 08/31/15)[b]	100	71,250
Allegheny Technologies Inc.
6.63%, 08/15/23 (Call 05/15/23)	50	47,135
ArcelorMittal
10.60%, 06/01/19	150	179,062
Glencore Funding LLC
2.13%, 04/16/18[a]	25	24,655
Steel Dynamics Inc.
5.50%, 10/01/24 (Call 10/01/19)	100	99,000
U.S. Steel Corp.
7.38%, 04/01/20[b]	100	97,000
Vale Overseas Ltd.
6.25%, 01/23/17	100	104,800

		622,902

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2015

Security	Principal (000s)	Value

LODGING — 0.27%
MGM Resorts International
6.00%, 03/15/23	$100	$101,750
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	100	98,028

		199,778
MACHINERY — 0.89%
Case New Holland Industrial Inc.
7.88%, 12/01/17	50	55,125
Caterpillar Financial Services Corp.
2.00%, 03/05/20	150	148,747
2.10%, 06/09/19	200	200,278
John Deere Capital Corp.
1.95%, 03/04/19	200	199,847
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a]	50	54,750

		658,747
MANUFACTURING — 0.86%
Bombardier Inc.
6.00%, 10/15/22 (Call 04/15/17)[a,b]	100	81,375
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	300	339,687
Textron Inc.
3.65%, 03/01/21	100	102,066
Tyco Electronics Group SA
6.55%, 10/01/17	100	110,360

		633,488
MEDIA — 3.59%
Cable One Inc.
5.75%, 06/15/22 (Call 06/15/18)[a,b]	100	102,250
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[b]	100	99,125
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[a]	145	145,500
4.91%, 07/23/25 (Call 04/23/25)[a]	235	235,218
Comcast Cable Communications LLC
8.88%, 05/01/17	250	282,836
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19	300	335,503
DISH DBS Corp.
5.88%, 11/15/24	100	97,000
7.88%, 09/01/19[b]	100	111,875
Numericable-SFR SAS
6.00%, 05/15/22 (Call 05/15/17)[a]	200	203,500
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)[a]	100	99,750
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 09/15/15)	100	101,750
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	150	150,451
Time Warner Inc.
2.10%, 06/01/19	150	148,947
4.70%, 01/15/21	100	108,276
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a]	75	77,438

Security	Principal (000s)	Value

Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[a]	$50	$50,125
Viacom Inc.
2.20%, 04/01/19	200	197,617
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 08/31/15)	100	105,895

		2,653,056
MINING — 1.17%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	100,500
Aleris International Inc.
7.88%, 11/01/20 (Call 11/01/15)	50	50,630
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	250	251,610
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 11/01/15)[a,b]	50	36,375
Freeport-McMoRan Inc.
4.55%, 11/14/24 (Call 08/14/24)[b]	100	83,500
Newmont Mining Corp.
5.13%, 10/01/19	50	53,338
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	250	249,066
Teck Resources Ltd.
4.50%, 01/15/21 (Call 10/15/20)[b]	50	42,000

		867,019
OIL & GAS — 2.62%
BP Capital Markets PLC
1.85%, 05/05/17	200	201,786
California Resources Corp.
6.00%, 11/15/24 (Call 08/15/24)[b]	50	40,500
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.75%, 04/15/23 (Call 04/15/18)[a,b]	50	50,813
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)[b]	50	40,250
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	150	148,689
ConocoPhillips
5.75%, 02/01/19	150	168,967
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	150	148,821
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	100	60,562
Marathon Petroleum Corp.
5.13%, 03/01/21	150	164,717
MEG Energy Corp.
7.00%, 03/31/24 (Call 09/30/18)[a]	100	91,750
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	25	24,000
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)	60	59,622
Shell International Finance BV
2.13%, 05/11/20	40	39,789
4.30%, 09/22/19	250	271,785
Total Capital SA
2.13%, 08/10/18	250	253,199
Valero Energy Corp.
3.65%, 03/15/25[b]	85	82,932
Whiting Petroleum Corp.
6.25%, 04/01/23 (Call 01/01/23)	50	48,750

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2015

Security	Principal (000s)	Value

WPX Energy Inc.
7.50%, 08/01/20 (Call 07/01/20)	$35	$35,525

		1,932,457
OIL & GAS SERVICES — 0.14%
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	100	101,416

		101,416
PACKAGING & CONTAINERS — 0.24%
Ball Corp.
4.00%, 11/15/23	50	47,625
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[b]	100	101,000
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/15/16)[a]	30	30,300

		178,925
PHARMACEUTICALS — 4.16%
Abbott Laboratories
2.00%, 03/15/20	175	173,529
2.55%, 03/15/22	90	88,229
AbbVie Inc.
1.75%, 11/06/17	150	149,996
1.80%, 05/14/18	50	49,771
2.50%, 05/14/20 (Call 04/14/20)	30	29,702
3.20%, 11/06/22 (Call 09/06/22)	40	39,543
3.60%, 05/14/25 (Call 02/14/25)	35	34,414
Actavis Funding SCS
2.35%, 03/12/18	250	250,696
3.00%, 03/12/20 (Call 02/12/20)	185	184,981
3.45%, 03/15/22 (Call 01/15/22)	65	64,058
3.80%, 03/15/25 (Call 12/15/24)	125	121,786
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	96,740
3.50%, 11/15/21 (Call 08/15/21)	100	102,787
4.88%, 11/15/19[b]	100	109,847
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[a]	45	44,944
Cardinal Health Inc.
1.95%, 06/15/18	75	75,064
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a]	100	103,000
Express Scripts Holding Co.
2.65%, 02/15/17	200	203,299
JLL/Delta Dutch Pledgeco BV
8.75%, 05/01/20 (Call 05/01/16)[a,e]	50	51,562
McKesson Corp.
1.40%, 03/15/18	150	148,320
Novartis Capital Corp.
3.40%, 05/06/24	150	152,548
Novartis Securities Investment Ltd.
5.13%, 02/10/19	150	166,461
Pfizer Inc.
3.40%, 05/15/24	100	100,557
6.20%, 03/15/19	250	285,639
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	46	46,405
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	50	51,375
6.13%, 04/15/25 (Call 04/15/20)[a,b]	45	47,025

Security	Principal (000s)	Value

6.38%, 10/15/20 (Call 10/15/16)[a]	$100	$105,375

		3,077,653
PIPELINES — 1.55%
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	50	47,480
Energy Transfer Partners LP
4.05%, 03/15/25 (Call 12/15/24)	75	69,683
4.15%, 10/01/20 (Call 08/01/20)	100	101,844
9.00%, 04/15/19	100	119,173
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	250	246,574
4.30%, 06/01/25 (Call 03/01/25)	200	189,426
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	150	141,569
NuStar Logistics LP
4.80%, 09/01/20	100	99,500
PBF Logistics LP/PBF Logistics Finance Corp.
6.88%, 05/15/23 (Call 05/15/18)[a]	35	34,912
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	100	97,916

		1,148,077
REAL ESTATE — 0.14%
CBRE Services Inc.
5.25%, 03/15/25 (Call 12/15/24)	100	103,750

		103,750
REAL ESTATE INVESTMENT TRUSTS — 2.57%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	100	98,473
3.40%, 02/15/19	100	102,374
3.50%, 01/31/23	100	96,436
5.90%, 11/01/21	100	112,514
ARC Properties Operating Partnership LP
2.00%, 02/06/17	50	48,938
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	100	114,499
Communications Sales & Leasing Inc.
6.00%, 04/15/23 (Call 04/15/18)[a,b]	45	43,200
Crown Castle International Corp.
4.88%, 04/15/22	100	102,619
DuPont Fabros Technology LP
5.63%, 06/15/23 (Call 06/15/18)	30	29,700
HCP Inc.
3.88%, 08/15/24 (Call 05/15/24)	100	97,384
Health Care REIT Inc.
5.25%, 01/15/22 (Call 10/15/21)	150	164,043
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	200	209,575
Host Hotels & Resorts LP
6.00%, 11/01/20 (Call 11/01/15)[b]	150	155,625
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	150	151,452
4.38%, 03/01/21 (Call 12/01/20)	150	162,841
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	200	210,728

		1,900,401

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2015

Security	Principal (000s)	Value

RETAIL — 3.86%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	$100	$100,000
6.00%, 04/01/22 (Call 10/01/17)[a]	50	51,615
Advance Auto Parts Inc.
5.75%, 05/01/20	200	222,839
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	100	106,360
AutoZone Inc.
1.30%, 01/13/17	100	99,984
2.50%, 04/15/21 (Call 03/15/21)	130	127,134
2.88%, 01/15/23 (Call 10/15/22)	150	144,122
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	150	142,263
CVS Health Corp.
3.38%, 08/12/24 (Call 05/12/24)	150	147,576
4.13%, 05/15/21 (Call 02/15/21)	200	212,537
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 06/15/23 (Call 06/15/19)[a]	35	35,088
L Brands Inc.
6.63%, 04/01/21[b]	150	168,657
McDonald’s Corp.
3.63%, 05/20/21	250	261,078
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 07/01/17)	100	106,500
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	100	105,000
QVC Inc.
3.13%, 04/01/19	250	248,990
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)	100	106,250
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	50	50,686
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	100	99,500
Target Corp.
6.00%, 01/15/18	100	111,298
Wal-Mart Stores Inc.
3.63%, 07/08/20	100	107,056
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	100	97,877

		2,852,410
SEMICONDUCTORS — 1.59%
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)	300	295,682
Freescale Semiconductor Inc.
6.00%, 01/15/22 (Call 11/15/16)[a]	100	104,500
Intel Corp.
2.45%, 07/29/20	60	60,360
3.70%, 07/29/25 (Call 04/29/25)	200	202,031
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	200	199,377
QUALCOMM Inc.
1.40%, 05/18/18	85	84,100
3.00%, 05/20/22	85	82,654
3.45%, 05/20/25 (Call 02/20/25)	100	94,591
Sensata Technologies BV
5.63%, 11/01/24[a]	50	51,563

		1,174,858

Security	Principal (000s)	Value

SOFTWARE — 1.12%
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	$30	$30,110
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	50	37,250
Fidelity National Information Services Inc.
2.00%, 04/15/18	200	199,269
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a]	100	105,750
11.75%, 08/15/21 (Call 05/15/16)	100	113,500
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)[a]	90	92,025
Oracle Corp.
2.25%, 10/08/19	250	251,472

		829,376
TELECOMMUNICATIONS — 7.26%
Altice SA
7.75%, 05/15/22 (Call 05/15/17)[a]	200	201,500
America Movil SAB de CV
2.38%, 09/08/16	200	202,630
AT&T Inc.
1.70%, 06/01/17	350	350,875
3.00%, 06/30/22 (Call 04/30/22)	50	48,358
3.90%, 03/11/24 (Call 12/11/23)[b]	150	151,538
5.80%, 02/15/19	100	111,858
Avaya Inc.
7.00%, 04/01/19 (Call 08/31/15)[a]	100	96,500
British Telecommunications PLC
1.63%, 06/28/16	200	200,712
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	100	99,291
CenturyLink Inc.
6.45%, 06/15/21[b]	150	153,000
Cisco Systems Inc.
2.45%, 06/15/20	100	100,862
4.95%, 02/15/19	200	220,911
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	30	29,625
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	100	85,125
8.50%, 04/15/20	100	103,500
Harris Corp.
2.00%, 04/27/18	45	44,595
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 10/15/15)	100	99,125
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 06/01/17)[b]	100	79,500
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)[b]	30	30,276
4.35%, 06/15/25 (Call 03/15/25)	150	150,163
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)	100	101,000
Motorola Solutions Inc.
3.50%, 03/01/23	150	142,431
Orange SA
2.75%, 09/14/16	150	152,558
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[a]	50	50,750
Qwest Corp.
6.75%, 12/01/21[b]	100	109,000

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2015

Security	Principal (000s)	Value

Sprint Communications Inc.
9.00%, 11/15/18[a]	$100	$112,000
T-Mobile USA Inc.
6.63%, 04/01/23 (Call 04/01/18)	150	159,750
6.73%, 04/28/22 (Call 04/28/17)	100	106,000
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a]	200	193,500
Verizon Communications Inc.
1.35%, 06/09/17	250	249,448
3.50%, 11/01/21	200	202,326
5.15%, 09/15/23	250	275,294
6.35%, 04/01/19	350	399,663
Vodafone Group PLC
1.63%, 03/20/17	150	149,672
2.95%, 02/19/23	100	93,925
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	100	95,000
Wind Acquisition Finance SA
7.38%, 04/23/21 (Call 04/23/17)[a]	200	212,000

		5,364,261
TRANSPORTATION — 0.90%
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (Call 06/15/21)	250	258,580
FedEx Corp.
2.30%, 02/01/20	200	198,375
OPE KAG Finance Sub Inc.
7.88%, 07/31/23 (Call 07/31/18)[a]	35	35,525
United Parcel Service Inc.
5.13%, 04/01/19	100	111,511
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a]	65	63,944

		667,935

TOTAL CORPORATE BONDS & NOTES (Cost: $67,450,718)		66,319,431

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 36.16%

MORTGAGE-BACKED SECURITIES — 35.35%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/30[f]	600	608,625
3.00%, 08/01/30[f]	600	621,938
3.00%, 04/01/45	993	996,505
3.00%, 08/01/45[f]	100	100,313
3.50%, 08/01/30[f]	300	316,078
3.50%, 08/01/45[f]	1,450	1,501,883
4.00%, 08/01/45[f]	1,200	1,274,063
4.50%, 08/01/45[f]	500	541,484
Federal National Mortgage Association
2.50%, 06/01/30	493	500,294
2.50%, 08/01/30[f]	350	355,250
2.50%, 08/01/45[f]	100	97,000
3.00%, 08/01/30[f]	950	985,773
3.00%, 04/01/45	895	901,851
3.00%, 05/01/45	882	888,901
3.50%, 08/01/30[f]	600	632,813
3.50%, 08/01/45[f]	2,450	2,542,258
4.00%, 08/01/30[f]	500	524,375
4.00%, 08/01/45[f]	2,050	2,180,687
4.50%, 08/13/45	1,200	1,301,812

Security	Principal or Shares (000s)	Value

5.00%, 08/13/45	$1,450	$1,603,609
5.50%, 08/01/45[f]	1,450	1,628,305
Government National Mortgage Association
3.00%, 08/01/45[f]	1,400	1,423,469
3.50%, 08/01/45[f]	2,100	2,192,828
4.00%, 08/01/45[f]	1,350	1,434,328
4.50%, 08/01/45[f]	900	971,078

		26,125,520
U.S. GOVERNMENT OBLIGATIONS — 0.81%
U.S. Treasury Note/Bond
0.50%, 01/31/17	600	599,844

		599,844

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $26,653,742)		26,725,364

SHORT-TERM INVESTMENTS — 9.02%

MONEY MARKET FUNDS — 9.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[g,h,i]	4,660	4,659,534
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[g,h,i]	1,907	1,906,944
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[g,h]	100	100,000

		6,666,478

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,666,478)		6,666,478

TOTAL INVESTMENTS IN SECURITIES — 134.90% (Cost: $100,770,938)		99,711,273
Other Assets, Less Liabilities — (34.90)%		(25,798,904)

NET ASSETS — 100.00%		$73,912,369

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[f]	To-be-announced (TBA). See Note 1.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2015

Open futures contracts as of July 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	(19)	Sep. 2015	Chicago Board of Trade	$(2,277,031)	$(12,162)
10-Year U.S. Treasury Note	6	Sep. 2015	Chicago Board of Trade	764,625	(7)
Long U.S. Treasury Bond	(1)	Sep. 2015	Chicago Board of Trade	(155,938)	(5,876)
Ultra Long U.S. Treasury Bond	(25)	Sep. 2015	Chicago Board of Trade	(3,988,281)	(30,973)

Net unrealized depreciation					$(49,018)

See accompanying notes to schedules of investments.

35

Notes to Schedules of Investments (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Commodities Select Strategy
Interest Rate Hedged 10+ Year Credit Bond[a]
Interest Rate Hedged Corporate Bond
Interest Rate Hedged Emerging Markets Bond[a]
Interest Rate Hedged High Yield Bond
Liquidity Income
Short Maturity Bond
Short Maturity Municipal Bond[b]
U.S. Fixed Income Balanced Risk[c]

[a]	The Fund commenced operations on July 22, 2015.
[b]	The Fund commenced operations on March 3, 2015.
[c]	The Fund commenced operations on February 24, 2015.

The iShares Commodities Select Strategy ETF carries out its investment strategies associated with investment in commodity-linked futures contracts and other derivatives (“commodity-linked investments”) by investing up to 25% of its total assets in iShares Commodities Strategy Cayman Ltd., a wholly-owned subsidiary organized in the Cayman Islands (the “Subsidiary”), which in turn invests in commodity-linked investments. The accompanying schedule of investments is consolidated and includes the commodity-linked investments held by the Subsidiary

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

36

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

•	Centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse.

•	Repurchase agreements are valued at amortized cost, which approximates market value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is

37

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total

Commodities Select Strategy
Investments:
Assets:
Common Stocks	$78,674,114	$—	$—	$78,674,114
Preferred Stocks	150,743	—	—	150,743
Money Market Funds	8,709,756	—	—	8,709,756
U.S. Government Obligations	—	131,395,221	—	131,395,221

Total	$87,534,613	$131,395,221	$—	$218,929,834

Derivatives Financial Instruments:[a]
Liabilities:
Futures Contracts	$(15,396,392)	$—	$—	$(15,396,392)

Total	$(15,396,392)	$—	$—	$(15,396,392)

Interest Rate Hedged 10+ Year Credit Bond
Investments:
Assets:
Exchange-Traded Funds	$2,359,557	$—	$—	$2,359,557
Money Market Funds	21,332	—	—	21,332

Total	$2,380,889	$—	$—	$2,380,889

Derivatives Financial Instruments:[a]
Liabilities:
Interest Rate Contracts	$—	$(38,372)	$—	$(38,372)

Total	$—	$(38,372)	$—	$(38,372)

Interest Rate Hedged Corporate Bond
Investments:
Assets:
Exchange-Traded Funds	$18,460,789	$—	$—	$18,460,789
Money Market Funds	43,472	—	—	43,472

Total	$18,504,261	$—	$—	$18,504,261

38

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Derivatives Financial Instruments:[a]
Liabilities:
Futures Contracts	$(90,328)	$—	$—	$(90,328)

Total	$(90,328)	$—	$—	$(90,328)

Interest Rate Hedged Emerging Markets Bond
Investments:
Assets:
Exchange-Traded Funds	$2,379,841	$—	$—	$2,379,841
Money Market Funds	42,882	—	—	42,882

Total	$2,422,723	$—	$—	$2,422,723

Derivatives Financial Instruments:[a]
Liabilities:
Interest Rate Contracts	$—	$(22,731)	$—	$(22,731)

Total	$—	$(22,731)	$—	$(22,731)

Interest Rate Hedged High Yield Bond
Investments:
Assets:
Exchange-Traded Funds	$103,420,611	$—	$—	$103,420,611
Money Market Funds	491,661	—	—	491,661

Total	$103,912,272	$—	$—	$103,912,272

Derivatives Financial Instruments:[a]
Liabilities:
Futures Contracts	$(373,121)	$—	$—	$(373,121)

Total	$(373,121)	$—	$—	$(373,121)

Liquidity Income
Investments:
Assets:
Asset-Backed Securities	$—	$352,878	$—	$352,878
Certificates of Deposit	—	571,159	—	571,159
Commercial Paper	—	1,866,812	—	1,866,812
Corporate Bonds & Notes	—	8,397,471	—	8,397,471
Repurchase Agreements	—	1,200,000	—	1,200,000
Money Market Funds	84,280	—	—	84,280

Total	$84,280	$12,388,320	$—	$12,472,600

Short Maturity Bond
Investments:
Assets:
Asset-Backed Securities	$—	$332,524,205	$3,993,960	$336,518,165
Collateralized Mortgage Obligations	—	146,770,252	308,987	147,079,239
Corporate Bonds & Notes	—	697,691,152	—	697,691,152
Municipal Debt Obligations	—	3,167,375	—	3,167,375
Repurchase Agreements	—	36,000,000	—	36,000,000
Money Market Funds	151,507,600	—	—	151,507,600

Total	$151,507,600	$1,216,152,984	$4,302,947	$1,371,963,531

Derivatives Financial Instruments:[a]
Liabilities:
Futures Contracts	$(1,796)	$—	$—	$(1,796)

Total	$(1,796)	$—	$—	$(1,796)

Short Maturity Municipal Bond
Investments:
Assets:
Municipal Debt Obligations	$—	$37,082,791	$—	$37,082,791
Money Market Funds	81,997	—	—	81,997

Total	$81,997	$37,082,791	$—	$37,164,788

39

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

U.S. Fixed Income Balanced Risk
Investments:
Assets:
Corporate Bonds & Notes	$—	$66,319,431	$—	$66,319,431
U.S. Government & Agency Obligations	—	26,725,364	—	26,725,364
Money Market Funds	6,666,478	—	—	6,666,478

Total	$6,666,478	$93,044,795	$—	$99,711,273

Derivatives Financial Instruments:[a]
Liabilities:
Futures Contracts	$(49,018)	$—	$—	$(49,018)

Total	$(49,018)	$—	$—	$(49,018)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

The following table includes a rollforward for the nine months ended July 31, 2015 of investments whose values are classified as Level 3 as of the beginning or end of the period.

iShares Liquidity Income ETF	Corporate Bonds & Notes
Balance at beginning of period	$501,000
Realized gain (loss) and change in unrealized appreciation/depreciation	(875)
Purchases	—
Sales	(249,875)
Transfers ina	—
Transfers out[a]	(250,250)

Balance at end of period	$—

Net change in unrealized appreciation/depreciation on investments still held at end of period	$—

[a]	Represents the value as of the beginning of the reporting period.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares U.S. Fixed Income Balanced Risk ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Securities pledged as collateral by the Fund, if any, are noted in the Fund’s schedule of investments.

40

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Commodities Select Strategy	$239,009,550	$383,450	$(20,463,166)	$(20,079,716)
Interest Rate Hedged 10+ Year Credit Bond	2,356,082	24,807	—	24,807
Interest Rate Hedged Corporate Bond	19,011,858	—	(507,597)	(507,597)
Interest Rate Hedged Emerging Markets Bond	2,422,940	—	(217)	(217)
Interest Rate Hedged High Yield Bond	108,309,392	—	(4,397,120)	(4,397,120)
Liquidity Income	12,469,409	6,981	(3,790)	3,191
Short Maturity Bond	1,373,781,374	388,744	(2,206,587)	(1,817,843)
Short Maturity Municipal Bond	37,248,663	13,093	(96,968)	(83,875)
U.S. Fixed Income Balanced Risk	100,770,938	199,606	(1,259,271)	(1,059,665)

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

41

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of July 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

Each of the iShares Interest Rate Hedged 10+ Year Credit Bond, iShares Interest Rate Hedged Corporate Bond, iShares Interest Rate Hedged Emerging Markets Bond and iShares Interest Rate Hedged High Yield Bond ETFs currently seeks to achieve its investment objective by investing a substantial portion of its assets in an affiliated iShares fund.

42

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended July 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period (000s)	Shares Purchased (000s)	Shares Sold (000s)	Shares Held at End of Period (000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Interest Rate Hedged 10+ Year Credit Bond
iShares 10+ Year Credit Bond ETF	—	40,668	—	40,668	$2,359,557	$—	$—

Interest Rate Hedged Corporate Bond
iShares iBoxx Investment Grade Corporate Bond ETF	79,200	128,757	(49,291)	158,666	$18,460,789	$410,620	$(73,616)

Interest Rate Hedged Emerging Markets Bond ETF
iShares J.P. Morgan USD Emerging Markets Bond ETF	—	21,702	—	21,702	$2,379,841	$—	$—

Interest Rate Hedged High Yield Bond
iShares iBoxx High Yield Corporate Bond ETF	462,500	844,671	(131,536)	1,175,635	$103,420,611	$3,021,871	$6,328

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts as part of its investment strategy. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

5.	INTEREST RATE SWAPS

The iShares Interest Rate Hedged 10+ Year Credit Bond and iShares Interest Rate Hedged Emerging Markets Bond ETFs may enter into short positions in interest rate swaps in an attempt to mitigate interest rate risk by economically hedging the value of fixed rate bonds, which may decrease when interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or

43

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

floating, on the same notional amount for a specified period of time. Interest rate swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Swap agreements are privately negotiated in the over-the-counter market. Each Fund enters into centrally cleared interest rate swaps. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap and the margin requirements of the CCP. Each Fund’s use of interest rate swaps involves the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

44

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	September 24, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 24, 2015